Item 1. Schedule of Investments:
--------------------------------

PUTNAM DIVERSIFIED INCOME TRUST FUND

QUARTERLY PORTFOLIO HOLDINGS

12-31-04



Putnam Diversified Income Trust Fund
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The fund's portfolio
December 31, 2004 (Unaudited)

Corporate bonds and notes (38.8%) (a)
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Principal amount                                                                                      Value
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
Basic Materials (4.3%)
-----------------------------------------------------------------------------------------------------------
     $4,360,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                        $4,774,200
      4,240,000  AK Steel Corp. company guaranty 7 7/8s,
                 2009                                                                             4,319,500
      4,039,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                             4,160,170
      3,250,000  ALROSA Finance SA 144A company guaranty
                 8 7/8s, 2014 (Luxembourg)                                                        3,339,375
      3,335,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                            3,435,050
      5,355,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                         6,037,709
      2,750,000  Boise Cascade, LLC 144A sr. sub. notes 7
                 1/8s, 2014                                                                       2,908,125
      2,120,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                            2,257,800
      1,950,000  Codelco, Inc. 144A sr. notes 4 3/4s,
                 2014 (Chile)                                                                     1,911,484
      6,285,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                               7,070,625
      1,715,000  Compass Minerals International, Inc. sr.
                 disc. notes stepped-coupon Ser. B, zero
                 % (12s, 6/1/08), 2013 (STP)                                                      1,389,150
      5,065,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                            4,330,575
      4,110,000  Crystal US Holdings, LLC/US Sub 3 Corp.
                 144A sr. disc. notes stepped-coupon zero
                 % (10s, 10/1/09), 2014 (STP)                                                     2,846,175
      2,520,000  Equistar Chemicals LP notes 8 3/4s, 2009                                         2,822,400
     11,240,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                            12,954,100
        755,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                           845,600
      1,000,000  Georgia-Pacific Corp. bonds 7 1/4s, 2028                                         1,070,000
        715,000  Georgia-Pacific Corp. company guaranty 8
                 7/8s, 2010                                                                         832,081
      6,225,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                           7,112,060
      2,950,000  Georgia-Pacific Corp. sr. notes 8s, 2024                                         3,422,000
          4,000  Georgia-Pacific Corp. sr. notes 7 3/8s,
                 2008                                                                                 4,350
      6,625,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                              7,767,813
     10,630,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                            12,649,700
      1,410,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 10s, 2008                                                               1,508,700
      1,495,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                             1,779,050
      3,015,000  Huntsman Co., LLC sr. disc. notes zero
                 %, 2008                                                                          1,989,900
      4,558,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                           4,797,295
     10,425,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                     5,838,000
      3,480,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                             4,115,100
      2,165,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                       2,560,113
      1,720,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                       1,857,600
        930,000  International Steel Group, Inc. sr.
                 notes 6 1/2s, 2014                                                                 997,425
      9,095,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                10,277,350
        285,000  Jefferson Smurfit Corp. company guaranty
                 7 1/2s, 2013                                                                       304,238
      1,480,000  Jefferson Smurfit Corp. company guaranty
                 8 1/4s, 2012                                                                     1,613,200
        370,000  Kaiser Aluminum & Chemical Corp. sr.
                 notes Ser. B, 10 7/8s, 2006 (In default)
                 (NON)                                                                              326,525
EUR     365,000  Kappa Beheer BV company guaranty Ser.
                 EUR, 12 1/2s, 2009 (Netherlands)                                                   524,596
       $545,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                               647,188
      3,365,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                       3,651,025
      6,618,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                       7,279,800
      1,640,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                   1,828,600
EUR   3,045,000  MDP Acquisitions PLC sr. notes Ser. EUR,
                 10 1/8s, 2012 (Ireland)                                                          4,719,913
     $4,387,690  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                             5,155,536
     10,295,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                           11,710,563
EUR     505,000  Nalco Co. sr. notes 7 3/4s, 2011                                                   752,921
EUR     505,000  Nalco Co. sr. sub. notes 9s, 2013                                                  753,951
     $9,340,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                           10,250,650
      4,330,000  Norske Skog Canada, Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                              4,514,025
      2,904,664  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                    3,078,944
        555,924  Pioneer Companies, Inc. sec. sr.notes
                 FRN 6.05s, 2006                                                                    583,720
        750,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                                 811,875
EUR   2,750,000  Rockwood Specialties Group, Inc. 144A
                 company guaranty 7 5/8s, 2014                                                    3,821,619
     $1,100,000  Rockwood Specialties Group, Inc. 144A
                 sub. notes 7 1/2s, 2014                                                          1,141,250
EUR   3,360,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                5,048,350
     $4,955,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                       5,462,888
        862,593  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                         862,593
      5,140,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                             5,628,300
         60,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                                65,400
      1,080,000  Stone Container Finance company guaranty
                 7 3/8s, 2014 (Canada)                                                            1,144,800
          1,000  Tembec Industries, Inc. company guaranty
                 8 5/8s, 2009 (Canada)                                                                1,005
         50,000  Tembec Industries, Inc. company guaranty
                 7 3/4s, 2012 (Canada)                                                               48,375
      3,140,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                       3,587,450
      2,686,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                       2,880,735
      1,682,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                       1,917,480
        682,000  United States Steel, LLC sr. notes 10
                 3/4s, 2008                                                                         803,055
        174,052  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                     147,944
        338,304  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                     287,558
      1,065,000  WHX Corp. sr. notes 10 1/2s, 2005                                                1,011,750
                                                                                              -------------
                                                                                                226,348,397
Capital Goods (3.1%)
-----------------------------------------------------------------------------------------------------------
      3,592,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                       3,645,880
      9,410,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                    9,998,125
      1,205,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                               1,180,900
      2,860,000  Amsted Industries, Inc. 144A sr. notes
                 10 1/4s, 2011                                                                    3,231,800
      4,045,000  Argo-Tech Corp. sr. notes 9 1/4s, 2011                                           4,439,388
      1,520,000  BE Aerospace, Inc. sr. notes 8 1/2s,
                 2010                                                                             1,672,000
      6,760,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                      6,768,450
      4,190,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                         4,546,150
        440,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                         385,000
      5,625,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                               5,737,500
      9,740,000  Crown Euro Holdings SA sec. notes 10
                 7/8s, 2013 (France)                                                             11,517,550
EUR     585,000  Crown Euro Holdings SA sec. notes 10
                 1/4s, 2011 (France)                                                                926,261
     $1,695,000  Crown Euro Holdings SA sec. notes 9
                 1/2s, 2011 (France)                                                              1,932,300
EUR     845,000  Crown Euro Holdings SA sec. notes 6
                 1/4s, 2011 (France)                                                              1,216,197
     $8,500,000  Decrane Aircraft Holdings Co. company
                 guaranty zero %, 2008                                                            3,230,000
      6,115,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                       6,879,375
      3,535,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                         4,188,975
EUR   2,445,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                   3,992,584
     $3,779,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                       4,194,690
        745,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                           778,525
      4,110,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                             4,870,350
      7,920,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                         8,514,000
      1,000,000  L-3 Communications Corp. company
                 guaranty 7 5/8s, 2012                                                            1,097,500
      5,460,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                            5,637,450
      7,005,000  Legrand SA debs. 8 1/2s, 2025 (France)                                           8,265,900
        256,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                             294,400
EUR   1,120,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                           1,705,616
     $1,510,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                       1,634,575
      1,565,000  Mueller Group, Inc. sec. FRN 6.91s, 2011                                         1,619,775
      1,885,000  Mueller Group, Inc. sr. sub. notes 10s,
                 2012                                                                             2,054,650
        910,000  Owens-Brockway Glass company guaranty 8
                 7/8s, 2009                                                                         989,625
      4,580,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                       5,038,000
      2,830,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                       3,063,475
      6,145,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                       6,928,488
        485,000  Owens-Illinois, Inc. debs. 7.8s, 2018                                              504,400
      2,135,000  Pliant Corp. sec. notes 11 1/8s, 2009                                            2,327,150
EUR   1,140,000  Polypore, Inc. notes 8 3/4s, 2012                                                1,619,096
     $2,025,000  Polypore, Inc. sr. sub. notes 8 3/4s,
                 2012                                                                             2,116,125
      7,156,000  Sequa Corp. sr. notes 9s, 2009                                                   8,104,170
        406,000  Sequa Corp. sr. notes Ser. B, 8 7/8s,
                 2008                                                                               444,570
      1,545,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                 1,475,475
      2,050,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                         2,132,000
      3,220,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                       3,203,900
      1,310,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                             1,470,475
      4,590,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                       5,158,013
      2,380,000  Titan Corp. (The) company guaranty 8s,
                 2011                                                                             2,534,700
                                                                                              -------------
                                                                                                163,265,528
Communication Services (3.8%)
-----------------------------------------------------------------------------------------------------------
      1,799,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                        2,131,815
      1,719,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                       1,865,115
      2,315,000  Alamosa Delaware, Inc. sr. notes 8 1/2s,
                 2012                                                                             2,529,138
      1,350,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                     1,157,625
      2,795,000  American Tower Corp. sr. notes 7 1/2s,
                 2012                                                                             2,934,750
      5,200,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                       5,512,000
      3,500,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                            227,500
     12,350,000  AT&T Corp. sr. notes 9 3/4s, 2031                                               14,742,813
      5,595,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                   6,280,388
      1,105,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                                991,738
      6,885,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                       6,971,063
      2,845,000  Cincinnati Bell, Inc. sr. sub. notes 7
                 1/4s, 2023                                                                       2,759,650
      6,295,000  Citizens Communications Co. notes 9
                 1/4s, 2011                                                                       7,365,150
      5,445,000  Citizens Communications Co. sr. notes 6
                 1/4s, 2013                                                                       5,485,838
      1,865,448  Colo.com, Inc. 144A sr. notes 13 7/8s,
                 2010 (In default) (NON)                                                                187
      1,795,000  Eircom Funding company guaranty Ser.
                 US$, 8 1/4s, 2013 (Ireland)                                                      1,983,475
      2,495,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                              2,694,600
        703,373  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                              647,103
      6,500,000  Inmarsat Finance PLC company guaranty 7
                 5/8s, 2012 (United Kingdom)                                                      6,760,000
      6,035,000  Inmarsat Finance PLC 144A company
                 guaranty stepped-coupon zero % (10 3/8s,
                 11/15/08), 2012 (United Kingdom) (STP)                                           4,345,200
      2,160,000  iPCS Escrew Co. notes 11 1/2s, 2012                                              2,451,600
        680,000  IWO Escrow Co. 144A sec. FRN 5.77s, 2012                                           685,100
        680,000  IWO Escrow Co. 144A sr. disc. notes
                 stepped-coupon zero % (10 3/4s,
                 1/15/10), 2015 (STP)                                                               421,600
      4,095,000  Level 3 Financing, Inc. 144A sr. notes
                 10 3/4s, 2011                                                                    3,705,975
      4,930,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                       5,324,400
      7,544,000  MCI, Inc. sr. notes 7.735s, 2014                                                 8,109,800
      1,935,000  MCI, Inc. sr. notes 6.688s, 2009                                                 2,002,725
          2,000  MCI, Inc. sr. notes 5.908s, 2007                                                     2,048
      3,440,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                       3,784,000
     13,220,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                     13,682,700
      2,025,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                             2,308,500
      9,200,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                            10,212,000
      7,405,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                      7,479,050
     16,415,000  Qwest Corp. 144A notes 9 1/8s, 2012                                             18,959,325
      2,730,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                             3,453,450
      1,265,000  Rogers Cantel, Inc. debs. 9 3/4s, 2016
                 (Canada)                                                                         1,511,675
      1,990,000  Rogers Wireless Communications, Inc.
                 sec. notes 9 5/8s, 2011 (Canada)                                                 2,338,250
      2,710,000  Rogers Wireless Communications, Inc.
                 144A sr. sub. notes 8s, 2012 (Canada)                                            2,865,825
      2,165,000  Rogers Wireless Communications, Inc.
                 144A sec. notes 7 1/2s, 2015 (Canada)                                            2,284,075
      9,730,000  Rural Cellular Corp. sr. sub. notes 9
                 3/4s, 2010                                                                       8,805,650
      1,900,000  SBA Communications Corp. 144A sr. notes
                 8 1/2s, 2012                                                                     1,938,000
      2,400,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011 (STP)                                                            2,022,000
      5,300,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                           6,028,750
      2,780,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                       3,120,550
      1,890,000  UbiquiTel Operating Co. 144A sr. notes 9
                 7/8s, 2011                                                                       2,121,525
        882,761  Verado Holdings, Inc. sr. disc. notes
                 13s, 2008 (In default) (NON)                                                            88
      3,905,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                             4,246,688
                                                                                              -------------
                                                                                                197,250,497
Consumer Cyclicals (8.8%)
-----------------------------------------------------------------------------------------------------------
      4,110,000  Advertising Direct 144A sr. notes 9
                 1/4s, 2012 (Canada)                                                              4,315,500
      1,890,000  Affinia Group, Inc. 144A sr. sub. notes
                 9s, 2014                                                                         1,970,325
      2,330,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                    2,597,950
      2,545,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                             2,812,225
      2,780,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                   2,752,200
      5,230,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                             5,975,275
      1,055,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                     1,160,500
      3,415,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                             3,807,725
      1,175,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                             1,282,219
      1,325,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s,
                 2014                                                                             1,387,938
      1,710,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                1,761,300
     12,655,443  CanWest Media, Inc. 144A sr. sub. notes
                 8s, 2012 (Canada)                                                               13,572,963
      2,265,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                               2,514,150
      4,969,000  Coinmach Corp. sr. notes 9s, 2010                                                5,167,760
      1,630,000  Cooper Standard Auto 144A notes 8 3/8s,
                 2014                                                                             1,625,925
        545,000  Cooper Standard Auto 144A notes 7s, 2012                                           553,175
      3,650,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                         4,183,813
        960,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                         1,041,600
      6,129,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                         6,259,241
      1,015,000  Dana Corp. notes 10 1/8s, 2010                                                   1,145,509
      4,105,000  Dana Corp. notes 9s, 2011                                                        5,085,069
        530,000  Dana Corp. notes 7s, 2029                                                          528,675
      1,865,000  Dana Corp. notes 6 1/2s, 2009                                                    1,967,575
      3,905,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                       4,178,350
        970,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                               1,029,413
      3,770,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                               3,864,250
      7,570,000  Dex Media West, LLC/Dex Media Finance
                 Co. sr. notes Ser. B, 8 1/2s, 2010                                               8,421,625
      3,520,000  Dex Media, Inc. disc. notes zero %, 2013                                         2,758,800
      4,025,000  Dex Media, Inc. notes 8s, 2013                                                   4,357,063
      1,320,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                             1,372,800
      1,355,000  FelCor Lodging LP company guaranty 9s,
                 2008 (R)                                                                         1,534,538
      3,485,000  Finlay Fine Jewelry Corp. sr. notes 8
                 3/8s, 2012                                                                       3,763,800
      4,920,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                             5,313,600
      6,060,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                     6,150,900
      1,530,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                       1,537,650
        155,000  Harrah's Operating Co., Inc. company
                 guaranty 8s, 2011                                                                  180,026
      2,521,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                         2,590,328
      1,020,000  Host Marriott LP company guaranty Ser.
                 G, 9 1/4s, 2007 (R)                                                              1,137,300
      5,232,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                   5,467,440
      5,515,000  Host Marriott LP 144A sr. notes 7s, 2012
                 (R)                                                                              5,832,113
      2,440,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                       2,671,800
      4,660,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                    3,914,400
      5,175,000  Inergy LP/Inergy Finance Corp. 144A sr.
                 notes 6 7/8s, 2014                                                               5,200,875
      3,920,000  ITT Corp. debs. 7 3/8s, 2015                                                     4,361,000
          1,000  ITT Corp. notes 6 3/4s, 2005                                                         1,028
      6,255,000  JC Penney Co., Inc. debs. 7.95s, 2017                                            7,318,350
      1,155,000  JC Penney Co., Inc. debs. 7.65s, 2016                                            1,322,475
      5,260,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                           5,601,900
      2,260,000  JC Penney Co., Inc. notes 9s, 2012                                               2,785,450
        175,000  JC Penney Co., Inc. notes 8s, 2010                                                 199,938
     11,785,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                      13,375,975
      3,925,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                             2,786,750
      8,865,000  Jostens IH Corp. 144A company guaranty 7
                 5/8s, 2012                                                                       9,219,600
      4,335,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                            4,790,175
      2,945,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                            2,952,363
      1,950,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                     1,964,625
      2,610,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                             2,857,950
     10,265,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                      11,984,388
      3,615,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                       3,904,200
      7,000,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                             7,787,500
      4,625,000  Levi Strauss & Co. 144A sr. notes 9
                 3/4s, 2015                                                                       4,544,063
      2,915,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                             3,046,175
      5,105,000  MeriStar Hospitality Corp. company
                 guaranty 9 1/8s, 2011 (R)                                                        5,513,400
      2,910,000  MeriStar Hospitality Corp. company
                 guaranty 9s, 2008 (R)                                                            3,066,413
      2,020,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                             2,232,100
      1,410,000  Meritage Corp. sr. notes 7s, 2014                                                1,466,400
      4,820,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                             5,061,000
      3,230,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                         3,068,500
        550,000  MGM Mirage, Inc. coll. sr. notes 6 7/8s,
                 2008                                                                               595,375
      4,700,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                       5,346,250
      4,688,000  MGM Mirage, Inc. company guaranty 6s,
                 2009                                                                             4,805,200
      1,395,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                          1,443,825
      3,355,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                               3,447,263
      1,775,000  Owens Corning bonds 7 1/2s, 2018 (In
                 default) (NON)                                                                   1,451,063
      5,405,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                   4,378,050
      2,940,000  Oxford Industries, Inc. sr. notes 8
                 7/8s, 2011                                                                       3,156,825
      2,615,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                     2,925,662
      3,265,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                         3,599,663
      4,800,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                               5,436,000
      6,500,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                               7,093,125
      1,675,000  Phillips-Van Heusen Corp. sr. notes 7
                 1/4s, 2011                                                                       1,758,750
      3,925,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                               4,248,813
      6,145,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                               6,529,063
      7,475,000  PRIMEDIA, Inc. company guaranty 8 7/8s,
                 2011                                                                             7,904,813
      5,265,000  PRIMEDIA, Inc. sr. notes 8s, 2013                                                5,416,369
      2,795,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                           2,920,775
      5,665,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                              6,656,375
        885,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                              986,775
      2,080,000  RH Donnelley Finance Corp. I 144A
                 company guaranty 8 7/8s, 2010                                                    2,319,200
      2,985,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                         3,544,688
      5,190,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                             5,566,275
      7,501,000  Saks, Inc. company guaranty 7s, 2013                                             7,660,396
      8,590,000  Samsonite Corp. sr. sub. notes 8 7/8s,
                 2011                                                                             9,298,675
      2,340,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                       2,661,750
      2,735,000  Scientific Games Corp. 144A sr. sub.
                 notes 6 1/4s, 2012                                                               2,782,863
      8,475,000  Sealy Mattress Co. sr. sub. notes 8
                 1/4s, 2014                                                                       8,983,500
      3,035,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                             3,277,800
        640,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                                 731,200
      2,410,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                               2,569,663
      3,250,000  Station Casinos, Inc. sr. notes 6s, 2012                                         3,310,938
      3,910,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                       4,071,288
      2,410,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                           2,699,200
      1,510,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                1,615,700
      2,730,000  Technical Olympic USA, Inc. 144A sr.
                 sub. notes 7 1/2s, 2015                                                          2,709,525
EUR     820,000  Teksid Aluminum 144A company guaranty 11
                 3/8s, 2011 (Luxembourg)                                                          1,064,311
     $9,990,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                11,788,200
      3,370,000  Tenneco Automotive, Inc. 144A sr. sub.
                 notes 8 5/8s, 2014                                                               3,504,800
      4,655,000  THL Buildco, Inc. (Nortek, Inc.) 144A
                 sr. sub. notes 8 1/2s, 2014                                                      4,864,475
      4,100,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                     4,530,500
      7,165,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                       7,774,025
      5,055,000  Vertis, Inc. 144A sub. notes 13 1/2s,
                 2009                                                                             5,326,706
      1,490,000  WCI Communities, Inc. company guaranty
                 10 5/8s, 2011                                                                    1,661,350
      4,965,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                       5,511,150
      3,023,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                           3,385,760
      4,185,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                             3,980,981
      4,605,000  Wynn Las Vegas, LLC/Wynn Las Vegas
                 Capital Corp. 144A 1st mtge. 6 5/8s,
                 2014                                                                             4,558,950
      1,313,000  Yell Finance BV sr. disc. notes
                 stepped-coupon zero % (13 1/2s, 8/1/06),
                 2011 (Netherlands) (STP)                                                         1,290,023
        402,000  Yell Finance BV sr. notes 10 3/4s, 2011
                 (Netherlands)                                                                      464,913
                                                                                              -------------
                                                                                                459,566,240
Consumer Staples (5.3%)
-----------------------------------------------------------------------------------------------------------
        680,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                 651,100
      3,398,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                 3,364,020
      2,398,000  Adelphia Communications Corp. sr. notes
                 10 1/4s, 2011 (In default) (NON)                                                 2,421,980
         30,000  Adelphia Communications Corp. sr. notes
                 10 1/4s, 2006 (In default) (NON)                                                    29,175
      1,585,000  Adelphia Communications Corp. sr. notes
                 9 3/8s, 2009 (In default) (NON)                                                  1,565,188
      1,290,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                          1,235,175
        305,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 7 3/4s, 2009 (In default) (NON)                                            285,175
      4,155,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                             4,497,788
      2,425,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                       2,643,250
      8,664,000  AMC Entertainment, Inc. sr. sub. notes
                 8s, 2014                                                                         8,620,680
        762,800  Archibald Candy Corp. company guaranty
                 10s, 2007 (In default) (NON) (PIK) (F)                                             162,476
      1,355,000  ASG Consolidated LLC/ASG Finance, Inc.
                 144A sr. disc. notes stepped-coupon zero
                 % (11 1/2s, 11/1/08), 2011                                                         863,813
      4,700,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                        5,264,000
      3,350,000  Cablevision Systems Corp. 144A sr. notes
                 8s, 2012                                                                         3,576,125
      3,625,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                            4,069,063
      3,070,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s,
                 1/15/07), 2012 (STP)                                                             2,087,600
      3,435,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s,
                 5/15/06), 2011 (STP)                                                             2,524,725
      8,675,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                             7,850,875
      6,603,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                             6,008,730
      2,720,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 1/4s,
                 2010                                                                             2,386,800
     11,980,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                           10,242,900
      1,680,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                         1,457,400
      2,175,000  Church & Dwight Co., Inc. 144A sr. sub.
                 notes 6s, 2012                                                                   2,213,063
      6,590,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                             7,520,838
      7,620,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/07),
                 2014 (STP)                                                                       5,753,100
      1,675,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                        1,834,125
      2,520,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                       2,753,100
      5,994,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                            6,338,655
      2,695,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                       2,903,863
      5,005,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                       5,155,150
      4,825,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                            5,078,313
      1,250,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                     1,365,625
      3,605,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                             4,037,600
     11,641,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                 50,929
      5,730,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                       5,644,050
      1,757,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                             1,919,523
      1,000,000  Echostar DBS Corp. FRN 5.256s, 2008                                              1,036,250
      5,315,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                             5,434,588
      5,530,000  Echostar DBS Corp. 144A company guaranty
                 6 5/8s, 2014                                                                     5,612,950
      2,475,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                       2,623,500
      8,725,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                       8,332,375
      2,620,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                              2,770,650
      5,245,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                      5,376,125
      7,890,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                             9,073,500
      2,795,000  North Atlantic Trading Co. sr. notes 9
                 1/4s, 2012                                                                       2,361,775
      2,500,000  Paxson Communications Corp. company
                 guaranty 10 3/4s, 2008                                                           2,618,750
      5,470,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                          5,210,175
      1,130,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                          1,076,325
      5,970,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                     6,372,975
      5,850,000  Playtex Products, Inc. sec. notes 8s,
                 2011                                                                             6,391,125
      5,775,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                               6,135,938
      1,085,000  Quebecor Media, Inc. sr. disc. notes
                 stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                    1,074,150
      2,185,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                    2,501,825
      5,300,000  Rainbow National Services, LLC 144A sr.
                 notes 8 3/4s, 2012                                                               5,816,750
      5,810,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                           5,606,650
      3,685,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                             4,044,288
        255,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                  229,500
      2,120,000  Rite Aid Corp. notes 7 1/8s, 2007                                                2,120,000
        435,000  Rite Aid Corp. sec. notes 8 1/8s, 2010                                             460,013
      3,510,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                            3,545,100
        230,000  Rite Aid Corp. 144A notes 6s, 2005                                                 233,450
      6,225,000  Sbarro, Inc. company guaranty 11s, 2009                                          6,287,250
      1,760,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                             1,852,400
      7,260,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                           7,296,300
EUR   1,705,000  United Biscuits Finance company guaranty
                 10 5/8s, 2011 (United Kingdom)                                                   2,467,888
     $4,315,000  United Rentals (North America), Inc.
                 company guaranty 6 1/2s, 2012                                                    4,207,125
      1,900,000  Universal City Florida Holding Co. 144A
                 sr. notes 8 3/8s, 2010                                                           1,971,250
      2,695,000  Universal City Florida Holding Co. 144A
                 sr. notes FRN 7.2s, 2010                                                         2,802,800
      2,010,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                    2,077,838
      4,130,000  Vivendi Universal SA sr. notes 9 1/4s,
                 2010 (France)                                                                    4,697,875
      4,930,000  Vivendi Universal SA sr. notes 6 1/4s,
                 2008 (France)                                                                    5,349,050
      6,690,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                     6,690,000
      6,306,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                               6,731,655
      2,745,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                     2,765,588
                                                                                              -------------
                                                                                                275,631,718
Energy (3.8%)
-----------------------------------------------------------------------------------------------------------
      6,805,000  Arch Western Finance, LLC sr. notes 6
                 3/4s, 2013                                                                       7,026,163
      2,710,000  Arch Western Finance, LLC 144A sr. notes
                 6 3/4s, 2013                                                                     2,798,075
      3,265,000  Bluewater Finance, Ltd. company guaranty
                 10 1/4s, 2012 (Cayman Islands)                                                   3,567,013
      3,680,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                       3,864,000
      4,045,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014 (Canada)                                                              4,267,475
      2,160,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                         2,467,800
      1,852,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                     2,014,050
      5,575,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                       6,069,781
      2,100,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                             2,236,500
      3,895,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                       4,021,588
      3,900,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                             4,270,500
      1,505,000  Dresser-Rand Group, Inc. 144A sr. sub.
                 notes 7 3/8s, 2014                                                               1,535,100
      3,455,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                     3,843,688
      1,975,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                       1,984,875
      5,425,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                       5,804,750
      2,740,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                       2,979,750
      3,730,000  Forest Oil Corp. sr. notes 8s, 2011                                              4,261,525
      1,065,000  Forest Oil Corp. sr. notes 8s, 2008                                              1,171,500
      2,865,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                             3,187,313
      2,680,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                             2,927,900
      4,005,000  Hanover Compressor Co. sub. notes zero
                 %, 2007                                                                          3,484,350
      2,665,000  Hanover Equipment Trust sec. notes Ser.
                 B, 8 3/4s, 2011                                                                  2,891,525
      4,610,000  Harvest Operations Corp. 144A sr. notes
                 7 7/8s, 2011 (Canada)                                                            4,644,575
      1,895,000  Hornbeck Offshore Services, Inc. 144A
                 sr. notes 6 1/8s, 2014                                                           1,904,475
      2,830,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                          2,971,500
      3,225,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                       3,289,500
      5,565,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                         5,815,425
      3,940,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                       4,432,500
      2,650,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                               2,802,375
      5,040,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                            5,115,600
      3,823,673  Oslo Seismic Services, Inc. 1st mtge.
                 8.28s, 2011                                                                      4,055,185
      2,625,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. sr. notes 7 1/8s, 2014                                             2,795,625
      1,938,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                            2,039,745
      5,820,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                             5,805,450
      4,295,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                    4,982,200
      9,260,000  Pemex Project Funding Master Trust 144A
                 company guaranty 9 1/2s, 2027                                                   11,575,000
      4,290,000  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                         4,890,600
      7,030,000  Petronas Capital, Ltd. company guaranty
                 7 7/8s, 2022 (Malaysia)                                                          8,682,050
      4,270,000  Petronas Capital, Ltd. company guaranty
                 7s, 2012 (Malaysia)                                                              4,873,351
      2,115,000  Petronas Capital, Ltd. 144A company
                 guaranty 7 7/8s, 2022 (Malaysia)                                                 2,612,025
      3,505,000  Plains Exploration & Production Co. sr.
                 notes 7 1/8s, 2014                                                               3,820,450
      5,525,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                          6,174,188
      4,365,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                  4,736,025
      6,145,000  Pride sr. notes 7 3/8s, 2014                                                     6,713,413
      4,065,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                            4,369,875
      1,645,000  Seven Seas Petroleum, Inc. sr. notes
                 Ser. B, 12 1/2s, 2005 (In default) (NON)
                 (F)                                                                                     16
      6,290,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                      6,887,550
      2,730,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                      2,723,175
      2,175,000  Tengizchevroil Finance Co. 144A company
                 guaranty 6.124s, 2014 (Luxembourg) (S)                                           2,185,875
        955,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                       1,019,463
      1,240,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                       1,370,200
        935,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                         993,438
                                                                                              -------------
                                                                                                200,956,070
Financial (0.9%)
-----------------------------------------------------------------------------------------------------------
      2,440,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                   2,616,900
      4,600,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                           5,048,500
      7,210,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                             7,750,750
      9,425,760  Finova Group, Inc. notes 7 1/2s, 2009                                            4,618,622
     10,000,000  Liberty Mutual Insurance 144A notes
                 7.697s, 2097                                                                    10,469,810
      9,265,000  VTB Bank (VTB Capital) 144A notes 7
                 1/2s, 2011 (Luxembourg)                                                          9,867,225
      3,360,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                       3,830,400
                                                                                              -------------
                                                                                                 44,202,207
Health Care (3.0%)
-----------------------------------------------------------------------------------------------------------
      2,540,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                       2,743,200
      3,785,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                     4,229,738
      3,190,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                       3,548,875
      6,750,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                  7,087,500
      2,720,000  Community Health Systems, Inc. 144A sr.
                 sub. notes 6 1/2s, 2012                                                          2,740,400
      3,860,000  Elan Finance PLC/Elan Finance Corp. 144A
                 sr. notes 7 3/4s, 2011 (Ireland)                                                 4,110,900
      1,905,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                    2,133,600
      3,820,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                          3,896,400
      1,135,000  HCA, Inc. debs. 7.19s, 2015                                                      1,188,889
      5,400,000  HCA, Inc. med. term notes 8.85s, 2007                                            5,824,402
      1,930,000  HCA, Inc. notes 8.36s, 2024                                                      2,107,819
      2,030,000  HCA, Inc. notes 7.69s, 2025                                                      2,080,588
      4,458,000  HCA, Inc. notes 7s, 2007                                                         4,678,903
      2,185,000  HCA, Inc. notes 6 3/8s, 2015                                                     2,189,676
      1,985,000  HCA, Inc. notes 5 3/4s, 2014                                                     1,922,915
      7,090,000  Healthsouth Corp. notes 7 5/8s, 2012                                             7,090,000
      3,090,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                         3,205,875
      1,570,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                         1,617,100
      1,315,000  Healthsouth Corp. sr. notes 7s, 2008                                             1,334,725
      2,810,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                    2,838,100
      1,559,482  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                             1,697,886
      3,295,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                    3,871,625
      6,150,000  MQ Associates, Inc. sr. disc. notes
                 stepped-coupon zero % (12 1/4s,
                 8/15/08), 2012 (STP)                                                             4,643,250
      4,560,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                             4,582,800
      5,183,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                           5,992,844
      5,300,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                       5,936,000
      1,920,000  Service Corp. International debs. 7
                 7/8s, 2013                                                                       2,088,000
        485,000  Service Corp. International notes 7.2s,
                 2006                                                                               504,400
      2,155,000  Service Corp. International notes 6
                 7/8s, 2007                                                                       2,243,894
        725,000  Service Corp. International notes 6
                 1/2s, 2008                                                                         748,563
      1,725,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                    1,863,000
      5,950,000  Service Corp. International/US 144A sr.
                 notes 7s, 2016                                                                   6,158,250
      3,910,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                             4,232,575
      2,680,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                             2,599,600
         95,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                                87,875
      4,290,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                             3,978,975
      6,465,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                       7,046,850
      5,810,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                         6,115,025
      8,840,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                             9,038,900
      3,685,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                              3,832,400
      1,850,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                             2,067,375
      1,320,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                       1,527,900
      3,315,000  Vanguard Health Holding Co. II, LLC 144A
                 sr. sub. notes 9s, 2014                                                          3,547,050
      2,840,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012 (R)                                                            3,312,150
      1,350,000  Ventas Realty LP/Capital Corp. 144A sr.
                 notes 6 5/8s, 2014 (R)                                                           1,380,375
      2,465,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                       2,585,169
                                                                                              -------------
                                                                                                158,252,336
Technology (1.4%)
-----------------------------------------------------------------------------------------------------------
      6,835,000  Advanced Micro Devices, Inc. 144A sr.
                 notes 7 3/4s, 2012                                                               7,116,944
      3,690,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                    4,298,850
      5,385,000  Celestica, Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                    5,775,413
      5,230,000  Freescale Semiconductor, Inc. sr. notes
                 Ser. B, 7 1/8s, 2014                                                             5,674,550
      6,480,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                       6,885,000
      2,000,000  Iron Mountain, Inc. company guaranty 6
                 5/8s, 2016                                                                       1,865,000
        400,000  Lucent Technologies, Inc. debs. 6 1/2s,
                 2028                                                                               361,000
      7,080,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                             6,407,400
        320,000  Lucent Technologies, Inc. notes 5 1/2s,
                 2008                                                                               328,800
      2,505,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                             3,719,925
      5,810,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                               6,260,275
      4,530,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                          5,152,875
      2,620,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                           2,803,400
EUR   1,230,000  Xerox Corp. sr. notes 9 3/4s, 2009                                               2,018,569
     $8,640,000  Xerox Corp. sr. notes 7 5/8s, 2013                                               9,482,400
      2,250,000  Xerox Corp. sr. notes 6 7/8s, 2011                                               2,396,250
                                                                                              -------------
                                                                                                 70,546,651
Transportation (0.3%)
-----------------------------------------------------------------------------------------------------------
      3,485,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                             3,275,900
      5,235,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                            4,214,175
      5,870,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                            6,662,450
      1,190,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                            1,249,500
      1,646,769  NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                         1,751,751
        930,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                           1,060,200
                                                                                              -------------
                                                                                                 18,213,976
Utilities & Power (4.1%)
-----------------------------------------------------------------------------------------------------------
        361,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                             412,443
        196,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                             214,620
      6,015,000  AES Corp. (The) 144A sec. notes 9s, 2015                                         6,879,656
      7,160,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                             8,144,500
      3,225,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                       3,603,938
      2,195,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                    2,491,325
      1,790,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008 (S)                                                                 1,919,329
      1,590,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                       1,889,858
        615,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                              615,000
      3,580,000  CMS Energy Corp. sr. notes 8.9s, 2008                                            3,951,425
      1,450,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                          1,647,563
      1,225,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                          1,339,844
      4,275,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                 4,668,864
      2,005,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                             1,929,813
     12,305,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                      14,089,225
      2,720,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                     2,740,400
      4,185,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                     4,007,138
      1,605,000  Edison Mission Energy sr. notes 10s,
                 2008                                                                             1,841,738
        100,000  Edison Mission Energy sr. notes 9 7/8s,
                 2011                                                                               118,500
      2,680,000  El Paso Corp. sr. notes 7 3/8s, 2012                                             2,713,500
      7,305,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                       6,994,538
      1,315,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                             1,533,619
      9,075,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                            9,506,063
      4,660,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                          4,788,150
      1,470,000  Kansas Gas & Electric debs. 8.29s, 2016                                          1,517,452
     10,475,000  Midwest Generation, LLC sec. sr. notes 8
                 3/4s, 2034                                                                      11,889,125
      5,830,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                       7,272,925
      2,885,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                       3,199,147
      4,495,000  Nevada Power Co. 2nd mtge. 9s, 2013                                              5,259,150
      1,885,000  Nevada Power Co. 144A general ref. mtge.
                 5 7/8s, 2015                                                                     1,899,138
      6,620,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                            7,323,375
      2,525,000  NorWestern Corp. 144A sec. sr. notes 5
                 7/8s, 2014                                                                       2,583,002
     15,985,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                            17,423,650
      5,195,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                        6,597,650
      3,895,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                             4,118,963
      3,115,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                             3,420,659
      1,075,000  Sierra Pacific Power Co. general ref.
                 mtge. 6 1/4s, 2012                                                               1,122,031
      7,010,000  Sierra Pacific Resources sr. notes 8
                 5/8s, 2014                                                                       7,921,300
        490,000  Southern California Edison Co. notes 6
                 3/8s, 2006                                                                         505,379
      2,000,000  Teco Energy, Inc. notes 10 1/2s, 2007                                            2,305,000
      1,165,000  Teco Energy, Inc. notes 7.2s, 2011                                               1,275,675
      3,215,000  Teco Energy, Inc. notes 7s, 2012                                                 3,512,388
        520,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                               521,300
      2,755,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                     3,037,388
      4,890,000  Texas Genco LLC/Texas Genco Financing
                 Corp. 144A sr. notes 6 7/8s, 2014                                                5,055,038
        745,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                 810,188
      8,695,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                   9,031,936
      2,715,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                             3,074,738
EUR   3,125,000  Veolia Environnement sr. unsub. Ser.
                 EMTN, 5 3/8s, 2018 (France)                                                      4,603,633
     $2,778,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                       3,113,903
      3,790,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                             4,353,763
      3,475,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                             3,822,500
      1,475,235  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON) (F)                                                148
                                                                                              -------------
                                                                                                214,611,593
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $1,899,565,803)                      $2,028,845,213

U.S. Government Agency Mortgage Obligations (21.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $116,700,000 Federal Home Loan Mortgage Corporation
                 Pass-Through Certificates 6 1/2s, TBA,
                 January 1, 2035                                                               $122,443,834
                 Federal National Mortgage Association
                 Pass-Through Certificates
          4,573  8s, April 1, 2027                                                                    4,980
        150,285  7s, with due dates from July 1, 2031 to
                 April 1, 2034                                                                      159,620
     29,225,360  6 1/2s, with due dates from February 1,
                 2024 to November 1, 2034                                                        30,687,074
         59,929  6 1/2s, November 1, 2017                                                            63,124
    249,500,000  6 1/2s, TBA, January 1, 2035                                                   261,585,156
     12,350,000  5 1/2s, TBA, January 1, 2035                                                    12,535,250
         82,555  5s, April 1, 2019                                                                   84,019
     23,100,000  5s, TBA, January 1, 2035                                                        22,923,142
    376,900,000  5s, TBA, January 1, 2020                                                       382,847,934
     15,228,402  4 1/2s, with due dates from August 1,
                 2033 to June 1, 2034                                                            14,755,488
    249,900,000  4 1/2s, TBA, January 1, 2020                                                   249,080,028
        904,451  4s, May 1, 2019                                                                    883,783
                                                                                              -------------
                 Total U.S. Government Agency Mortgage Obligations  (cost $1,098,583,068)    $1,098,053,432

U.S. Government Agency Obligations (0.2%) (a) (cost $10,000,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $10,000,000  Fannie Mae notes 1.8s, May 27, 2005                                             $9,970,313

U.S. Treasury Obligations (13.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
    $37,950,000  7 1/2s, November 15, 2016                                                      $48,469,266
    225,772,000  6 1/4s, May 15, 2030                                                           269,621,167
     77,090,000  6 1/4s, August 15, 2023                                                         90,171,209
                 U.S. Treasury Notes
         49,000  4 3/8s, May 15, 2007                                                                50,359
      1,500,000  4 1/4s, August 15, 2014                                                          1,503,047
     74,905,000  4 1/4s, August 15, 2013                                                         75,478,488
     22,000,000  3 5/8s, May 15, 2013                                                            21,312,500
    100,342,000  3 1/4s, August 15, 2008                                                         99,871,647
     62,550,000  1 5/8s, March 31, 2005                                                          62,452,266
     98,235,000  U.S. Treasury Strip zero %, November 15,
                 2024                                                                            35,981,172
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $685,458,370)                          $704,911,121

Foreign government bonds and notes (12.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $3,440,000  Brazil (Federal Republic of) bonds 10
                 1/2s, 2014                                                                      $4,081,560
     14,315,000  Brazil (Federal Republic of) bonds 10
                 1/8s, 2027                                                                      16,319,100
     12,715,000  Brazil (Federal Republic of) bonds 8
                 7/8s, 2019                                                                      13,382,538
      7,073,000  Bulgaria (Republic of) 144A bonds 8
                 1/4s, 2015                                                                       8,841,250
CAD   9,650,000  Canada (Government of) bonds 5 1/2s,
                 2010                                                                             8,708,281
CAD   8,915,000  Canada (Government of) bonds Ser. WB60,
                 7 1/4s, 2007                                                                     8,149,943
CAD   1,550,000  Canada (Government of) bonds Ser. WL43,
                 5 3/4s, 2029                                                                     1,461,495
     $2,650,000  Colombia (Republic of) bonds 10 3/8s,
                 2033                                                                             3,067,375
      6,965,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                       7,933,135
     16,195,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                            19,336,830
      7,860,000  Development Bank of China notes 4 3/4s,
                 2014                                                                             7,681,271
      2,625,000  Dominican (Republic of) notes 9.04s,
                 2013                                                                             2,172,188
     11,225,000  Ecuador (Republic of) bonds
                 stepped-coupon Ser. REGS, 7s (8s,
                 8/15/05), 2030 (STP)                                                             9,698,400
      2,225,000  El Salvador (Republic of) bonds 8 1/4s,
                 2032                                                                             2,256,150
EUR  17,480,000  France (Government of) bonds 5 3/4s,
                 2032                                                                            29,399,372
EUR  22,675,000  France (Government of) bonds 5 1/2s,
                 2010                                                                            34,546,521
EUR  47,000,000  France (Government of) bonds 4s, 2013                                           66,049,542
EUR   6,430,000  France (Government of) deb. 4s, 2009                                             9,114,791
EUR  45,510,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                    66,862,705
EUR  29,920,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                    43,409,110
EUR   8,050,000  Greece (Hellenic Republic of) bonds 3
                 1/2s, 2008                                                                      11,159,570
     $3,250,000  Indonesia (Republic of) FRN 3.205s, 2005                                         3,225,625
      1,300,000  Indonesia (Republic of) FRN 2.795s, 2006                                         1,274,000
     12,095,000  Indonosia (Republic of) 144A sr. notes 6
                 3/4s, 2014                                                                      12,095,000
      2,995,000  Peru (Republic of) bonds 8 3/4s, 2033                                            3,257,063
      7,745,000  Philippines (Republic of) bonds 8 3/8s,
                 2011                                                                             7,764,363
      3,975,000  Philippines (Republic of) notes 10 5/8s,
                 2025 (S)                                                                         4,243,313
      7,070,000  Philippines (Republic of) sr. notes 8
                 7/8s, 2015                                                                       7,070,000
EUR   9,780,000  Portugal (Republic of) treasury notes
                 Ser. JUN, 4 3/8s, 2014                                                          14,024,387
    $25,845,000  Russia (Federation of) unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                      26,529,893
     21,131,875  Russia (Federation of) 144A unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP) (S)                                                                  21,691,870
      7,605,000  Russia (Ministry of Finance) deb. Ser.
                 V, 3s, 2008                                                                      7,087,100
      8,755,000  South Africa (Republic of) notes 7 3/8s,
                 2012                                                                             9,980,700
      6,785,000  South Africa (Republic of) notes 6 1/2s,
                 2014 (S)                                                                         7,371,903
SEK 226,060,000  Sweden (Government of) bonds Ser. 3101,
                 4s, 2008                                                                        42,399,226
SEK 215,045,000  Sweden (Government of) debs. Ser. 1041,
                 6 3/4s, 2014                                                                    39,552,972
    $19,500,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                      22,805,250
      3,320,000  Venezuela (Republic of) bonds 9 3/8s,
                 2034                                                                             3,510,900
      6,780,000  Venezuela (Republic of) notes 10 3/4s,
                 2013                                                                             8,102,100
      2,635,000  Venezuela (Republic of) notes 8 1/2s,
                 2014                                                                             2,793,100
      6,315,000  Venezuela (Republic of) unsub. bonds 5
                 3/8s, 2010                                                                       5,929,785
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $535,632,974)                 $624,339,677

Asset-backed securities (11.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $94,115  Aames Mortgage Trust 144A Ser. 03-1N,
                 Class A, 7 1/2s, 2033                                                              $94,024
      3,240,220  ABSC NIMS Trust 144A Ser. 03-HE5, Class
                 A, 7s, 2033                                                                      3,256,422
                 Aegis Asset Backed Securities Trust 144A
        664,170  Ser. 04-1N, Class Note, 5s, 2034                                                   664,170
      1,788,487  Ser. 04-2N, Class N1, 4 1/2s, 2034                                               1,784,295
      1,279,430  Ser. 04-4N, Class Note, 5s, 2034                                                 1,279,430
      1,770,000  Ameriquest Finance NIM Trust 144A Ser.
                 04-RN9, Class N2, 10s, 2034                                                      1,639,551
     19,158,654  Amortizing Residential Collateral Trust
                 Ser. 02-BC1, Class A, Interest only
                 (IO), 6s, 2005                                                                     171,795
        335,985  AQ Finance NIM Trust 144A Ser. 03-N9A,
                 Class Note, 7.385s, 2033                                                           336,825
                 Arcap REIT, Inc. 144A
      2,906,000  Ser. 03-1A, Class E, 7.11s, 2038                                                 3,091,258
      1,768,000  Ser. 04-1A, Class E, 6.42s, 2039                                                 1,795,349
                 Argent NIM Trust 144A
        480,362  Ser. 03-N6, Class A, 6.4s, 2034 (Cayman
                 Islands)                                                                           481,563
        419,236  Ser. 04-WN2, Class A, 4.55s, 2034
                 (Cayman Islands)                                                                   419,760
                 Asset Backed Funding Corp. NIM Trust
                 144A
         62,075  Ser. 03-WF1, Class N1, 8.35s, 2032                                                  62,075
      1,266,000  Ser. 04-0PT1, Class N2, 6.9s, 2033
                 (Cayman Islands)                                                                 1,265,994
      1,410,675  Ser. 04-0PT5, Class N1, 4 1/2s, 2034
                 (Cayman Islands)                                                                 1,410,675
        629,752  Ser. 04-AHL1, Class Note, 5.6s, 2033                                               629,728
      2,046,270  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                         2,039,540
        118,000  Ser. 04-FF1, Class N2, 5s, 2034 (Cayman
                 Islands)                                                                           108,759
      1,909,000  Ser. 04-HE1, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                         1,854,811
      2,294,243  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 3.11s, 2033                                                2,297,648
     32,444,729  Bank of America Alternative Loan Trust
                 Ser. 03-11, Class 15, IO, 0.35s, 2019                                              385,281
      3,310,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 3.43s, 2011                                                            3,310,905
                 Bayview Financial Acquisition Trust
      1,745,455  Ser. 03-F, Class A, IO, 4s, 2006                                                    59,727
    123,571,328  Ser. 03-X, Class A, IO, 0.9s, 2006                                               2,198,285
     45,558,483  Bayview Financial Asset Trust 144A Ser.
                 03-Z, Class AIO1, IO, 0.521s, 2005                                                 135,841
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
        119,352  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                           119,352
      1,938,147  Ser. 04-HE10, Class A1, 4 1/4s, 2034
                 (Cayman Islands)                                                                 1,938,147
      1,673,962  Ser. 04-HE5N, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                         1,673,962
        212,000  Ser. 04-HE5N, Class A2, 5s, 2034 (Cayman
                 Islands)                                                                           212,000
        992,628  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                   994,334
      2,090,246  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                 2,094,166
      1,703,000  Bear Stearns Asset Backed Securities,
                 Inc. Ser. 04-FR3, Class M6, 3 1/4s, 2034                                         1,703,000
                 Bombardier Capital Mortgage
                 Securitization Corp.
      5,944,736  Ser. 99-B, Class A3, 7.18s, 2015                                                 4,577,447
      5,995,844  Ser. 99-B, Class A4, 7.3s, 2016                                                  4,634,667
      1,091,113  CARSS Finance Limited Partnership 144A
                 FRN Ser. 04-A, Class B2, 3.35s, 2011                                             1,093,159
                 CARSSX Finance, Ltd. 144A FRB
        950,259  Ser. 04-AA, Class B3, 5.75s, 2011
                 (Cayman Islands)                                                                   971,046
      1,117,625  Ser. 04-AA, Class B4, 7.9s, 2011 (Cayman
                 Islands)                                                                         1,147,181
      3,730,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 3.48s, 2010                                                       3,822,602
                 Chase Funding Net Interest Margin 144A
        406,095  Ser. 03-4A, Class Note, 6 3/4s, 2036                                               407,111
        283,494  Ser. 03-5A, Class Note, 5 3/4s, 2034                                               283,494
        141,225  Ser. 03-6A, Class Note, 5s, 2035                                                   141,049
                 CHEC NIM Ltd., 144A
      2,298,471  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman
                 Islands)                                                                         2,298,339
        687,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                           683,077
        422,000  Ser. 04-2, Class N3, 8s, 2034 (Cayman
                 Islands)                                                                           362,920
                 Conseco Finance Securitizations Corp.
      2,267,527  Ser. 00-2, Class A4, 8.48s, 2030                                                 2,278,865
     14,518,509  Ser. 00-4, Class A4, 7.73s, 2031                                                14,183,456
      1,762,000  Ser. 00-4, Class A5, 7.97s, 2032                                                 1,510,619
     26,321,000  Ser. 00-4, Class A6, 8.31s, 2032                                                22,938,034
      4,510,583  Ser. 00-6, Class M2, 8.2s, 2032                                                    451,058
      2,000,000  Ser. 01-04, Class A4, 7.36s, 2033                                                2,054,044
     15,259,000  Ser. 01-1, Class A5, 6.99s, 2032                                                14,517,082
        104,000  Ser. 01-3, Class A3, 5.79s, 2033                                                   106,151
     23,474,000  Ser. 01-3, Class A4, 6.91s, 2033                                                23,326,607
      1,900,000  Ser. 01-3, Class M2, 7.44s, 2033                                                   313,500
      4,921,524  Ser. 01-4, Class B1, 9.4s, 2033                                                    664,406
     13,284,647  Ser. 02-1, Class A, 6.681s, 2033                                                13,882,457
      2,391,000  FRB Ser. 01-4, Class M1, 4.03s, 2033                                               995,058
      4,668,000  Consumer Credit Reference IDX Securities
                 144A FRB Ser. 02-1A, Class A, 4.52s,
                 2007                                                                             4,727,654
      2,170,000  Countrywide Asset Backed Certificates
                 Ser. 03-SC1, Class A, IO, 4 3/4s, 2005                                              33,895
                 Countrywide Asset Backed Certificates
                 144A
        597,079  Ser. 04-1NIM, Class Note, 6s, 2034                                                 600,064
     10,293,046  Ser. 04-6N, Class N1, 6 1/4s, 2035                                              10,293,046
      1,720,356  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                           1,718,206
        126,004  Countrywide Home Loans, Inc. 144A Ser.
                 03-R4, Class 1A, Principal only (PO),
                 zero %, 2034                                                                        96,314
      3,427,000  Crest, Ltd. 144A Ser. 03-2A, Class E2,
                 8s, 2038                                                                         3,422,442
      1,365,000  Dryden Leveraged Loan CDO 144A FRN Ser.
                 03-4A, Class D, 10.6s, 2015                                                      1,399,125
      3,450,001  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class E, 7.863s, 2039                                                   3,522,235
                 First Franklin NIM Trust 144A
      1,040,803  Ser. 03-FF3A, Class A, 6 3/4s, 2033                                              1,036,762
      1,898,898  Ser. 04-FF10, Class N1, 4.45s, 2034
                 (Cayman Islands)                                                                 1,898,772
      1,229,000  Fort Point CDO, Ltd. FRN Ser. 03-2A,
                 Class A2, 3.46s, 2038                                                            1,235,882
                 Fremont NIM Trust 144A
         18,525  Ser. 03-B, Class Note, 5.65s, 2033                                                  18,548
        458,310  Ser. 04-3, Class B, 7 1/2s, 2034                                                   449,282
      1,901,188  Ser. 04-3, Class A, 4 1/2s, 2034                                                 1,897,956
      2,227,350  Ser. 04-A, Class Note, 4 3/4s, 2034                                              2,219,555
        614,000  G-Star, Ltd. 144A FRN Ser. 02-2A, Class
                 BFL, 4.42s, 2037                                                                   641,990
                 Granite Mortgages PLC FRB
EUR  10,080,000  Ser. 03-2, Class 2C1, 5.2s, 2043 (United
                 Kingdom)                                                                        14,351,835
GBP   7,560,000  Ser. 03-2, Class 3C, 6.42s, 2043 (United
                 Kingdom)                                                                        14,894,622
     $3,300,000  Ser. 02-1, Class 1C, 3.379s, 2042
                 (United Kingdom)                                                                 3,351,810
        370,000  Ser. 02-2, Class 1C, 3.329s, 2043
                 (United Kingdom)                                                                   375,920
                 Green Tree Financial Corp.
      2,785,992  Ser. 94-4, Class B2, 8.6s, 2019                                                  1,961,484
      6,599,774  Ser. 94-6, Class B2, 9s, 2020                                                    5,258,350
      2,737,142  Ser. 95-4, Class B1, 7.3s, 2025                                                  2,581,467
      2,796,090  Ser. 95-8, Class B1, 7.3s, 2026                                                  2,212,163
      1,574,434  Ser. 95-F, Class B2, 7.1s, 2021                                                  1,431,751
      2,979,000  Ser. 96-8, Class M1, 7.85s, 2027                                                 2,620,144
        741,922  Ser. 99-3, Class A5, 6.16s, 2031                                                   749,921
      9,206,000  Ser. 99-5, Class A5, 7.86s, 2030                                                 8,232,475
      1,177,040  Green Tree Home Improvement Loan Trust
                 Ser. 95-D, Class B2, 7.45s, 2025                                                 1,177,040
                 Greenpoint Manufactured Housing
     18,194,497  Ser. 00-3, Class IA, 8.45s, 2031                                                17,694,148
        150,000  Ser. 99-5, Class A4, 7.59s, 2028                                                   159,375
      9,693,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                      9,545,680
                 GSAMP Trust 144A
        479,059  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                             479,346
        534,858  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                             534,377
      1,318,030  Ser. 04-HE1N, Class N1, 5s, 2034                                                 1,315,658
     11,082,394  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                            11,076,853
      3,884,000  Ser. 04-NIM1, Class N2, zero %, 2034                                             2,873,500
     10,010,724  Ser. 04-NIM2, Class N, 4 7/8s, 2034                                              9,967,678
        290,887  Ser. 04-RENM, Class Note, 5 1/2s, 2032                                             290,887
      1,676,411  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                           1,675,573
                 Holmes Financing PLC FRB
      2,320,000  Ser. 4, Class 3C, 3.37s, 2040 (United
                 Kingdom)                                                                         2,349,696
      4,730,000  Ser. 5, Class 2C, 3.52s, 2040 (United
                 Kingdom)                                                                         4,743,244
      1,938,000  Ser. 8, Class 2C, 2.79s, 2040 (United
                 Kingdom)                                                                         1,945,873
                 Home Equity Asset Trust 144A
        798,135  Ser. 02-5N, Class A, 8s, 2033                                                      800,130
          4,989  Ser. 03-3N, Class A, 8s, 2033                                                        4,989
        109,901  Ser. 03-4N, Class A, 8s, 2033                                                      110,176
      1,236,901  Ser. 03-7N, Class A, 5 1/4s, 2034                                                1,237,675
        600,675  Ser. 04-5N, Class A, 5 1/4s, 2034                                                  601,426
                 LNR CDO, Ltd. 144A FRB
      7,500,000  Ser. 02-1A, Class FFL, 5.167s, 2037
                 (Cayman Islands)                                                                 7,389,750
     11,120,000  Ser. 03-1A, Class EFL, 5.41s, 2036
                 (Cayman Islands)                                                                12,079,656
                 Long Beach Asset Holdings Corp. NIM
                 Trust 144A
        181,323  Ser. 03-2, Class N1, 7.627s, 2033                                                  181,323
        126,476  Ser. 03-4, Class N1, 6.535s, 2033                                                  126,475
      1,463,519  Ser. 04-2, Class N1, 4.94s, 2034                                                 1,463,518
      2,056,146  Ser. 04-5, Class Note, 5s, 2034                                                  2,060,670
                 Long Beach Mortgage Loan Trust
     18,674,594  Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                            1,035,856
      8,352,408  Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                              463,298
GBP   6,500,000  Lothian Mortgages PLC 144A FRN Ser. 3A,
                 Class D, 5.699s, 2039 (United Kingdom)                                          12,478,050
     $6,257,565  Madison Avenue Manufactured Housing
                 Contract FRB Ser. 02-A, Class B1, 5.67s,
                 2032                                                                             3,441,661
                 Master Asset Backed Securities NIM Trust
                 144A
      1,058,000  Ser. 04-CI5, Class N2, 10s, 2034                                                 1,056,836
      1,734,565  Ser. 04-HE1, Class A, 5 1/4s, 2034                                               1,734,392
      3,730,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 3.58s, 2010                                                3,814,184
        545,336  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 03-WM3N, Class N1, 8s, 2005                                                   546,754
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
      1,199,498  Ser. 04-FM1N, Class N1, 5s, 2035                                                 1,194,221
        967,911  Ser. 04-HE1N, Class N1, 5s, 2006                                                   961,135
        119,954  Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                               119,498
        186,113  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                               185,369
      1,498,338  Mid-State Trust Ser. 11, Class B,
                 8.221s, 2038                                                                     1,451,786
      1,597,000  Morgan Stanley ABS Capital I FRB Ser.
                 04-HE8, Class B3, 5.62s, 2034                                                    1,613,257
                 Morgan Stanley Auto Loan Trust 144A
        154,000  Ser. 04-HB1, Class D, 5 1/2s, 2011                                                 152,321
      1,297,000  Ser. 04-HB2, Class E, 5s, 2012                                                   1,256,874
                 Morgan Stanley Dean Witter Capital I FRN
      1,924,988  Ser. 01-NC3, Class B1, 4.87s, 2031                                               1,908,650
        286,000  Ser. 01-NC4, Class B1, 4.92s, 2032                                                 283,556
      2,000,000  N-Star Real Estate CDO, Ltd. 144A FRB
                 Ser. 1A, Class C1A, 5.39s, 2038 (Cayman
                 Islands)                                                                         1,986,250
                 Neon Capital, Ltd. 144A limited recourse
                 sec. notes
      4,330,907  Ser. 94, 1.686s, 2013 (Cayman Islands)
                 (F) (g)                                                                          3,539,741
      2,028,770  Ser. 95, 2.319s, 2013 (Cayman Islands)
                 (F) (g)                                                                          4,693,953
     20,169,472  Ser. 96, 1.458s, 2013 (Cayman Islands)
                 (F) (g) (h)                                                                     18,995,044
      2,649,208  Ser. 97, 1.105s, 2013 (Cayman Islands)
                 (F) (g)                                                                          2,358,677
        998,572  New Century Mortgage Corp. NIM Trust
                 144A Ser. 03-B, Class Note, 6 1/2s, 2033                                         1,002,005
                 Novastar NIM Trust 144A
        921,098  Ser. 04-N1, Class Note, 4.458s, 2034                                               921,098
        163,998  Ser. 04-N2, Class Note, 4.458s, 2034                                               163,998
                 Oakwood Mortgage Investors, Inc.
      1,004,842  Ser. 01-C, Class A1, 5.16s, 2012                                                   596,947
     11,214,769  Ser. 01-C, Class A2, 5.92s, 2017                                                 7,139,210
      5,158,264  Ser. 01-C, Class A4, 7.405s, 2030                                                3,616,051
        200,000  Ser. 01-D, Class A4, 6.93s, 2031                                                   157,338
      8,860,893  Ser. 01-E, Class A2, 5.05s, 2019                                                 7,241,008
      3,244,000  Ser. 02-B, Class A4, 7.09s, 2032                                                 2,907,377
     16,565,418  Ser. 02-C, Class A1, 5.41s, 2032                                                14,728,528
      6,224,388  Ser. 99-B, Class A4, 6.99s, 2026                                                 5,631,124
     10,068,488  Ser. 99-D, Class A1, 7.84s, 2029                                                 9,525,776
      1,095,705  Oakwood Mortgage Investors, Inc. 144A
                 Ser. 01-B, Class A4, 7.21s, 2030                                                 1,044,001
      3,643,000  Ocean Star PLC 144A FRB Ser. 04-A, Class
                 E, 8.606s, 2018 (Ireland)                                                        3,643,000
      1,245,000  Octagon Investment Parties VI, Ltd. FRN
                 Ser. 03-6A, Class B2L, 9.46s, 2016                                               1,291,688
                 Option One Mortgage Securities Corp. NIM
                 Trust 144A
         28,363  Ser. 03-2B, Class N1, 7.63s, 2033
                 (Cayman Islands)                                                                    28,363
        195,579  Ser. 03-5, Class Note, 6.9s, 2033                                                  196,556
        542,000  Park Place Securities NIM Trust 144A
                 Ser. 04-WCW2, Class D, 7.387s, 2034                                                542,000
      1,503,932  Pass-Through Amortizing Credit Card
                 Trust Ser. 02-1A, Class A4FL, 7.61s,
                 2012                                                                             1,506,707
        774,000  People's Choice Net Interest Margin Note
                 144A Ser. 04-2, Class B, 5s, 2034                                                  701,244
                 Permanent Financing PLC FRB
      2,390,000  Ser. 1, Class 3C, 3.66s, 2042 (United
                 Kingdom)                                                                         2,412,944
      3,300,000  Ser. 3, Class 3C, 3.61s, 2042 (United
                 Kingdom)                                                                         3,344,880
GBP   6,492,000  Ser. 6, Class 3C, 5.54s, 2042 (United
                 Kingdom)                                                                        12,462,692
    $10,606,000  Providian Gateway Master Trust Ser. 02,
                 Class B, zero %, 2006                                                            9,638,555
        220,000  Providian Gateway Master Trust 144A FRN
                 Ser. 04-BA, Class D, 3.8s, 2010                                                    221,662
      6,550,000  Providian Gateway Master Trust FRN Ser.
                 04-EA, Class E, 5.29s, 2007                                                      6,460,031
     16,843,684  Residential Asset Mortgage Products,
                 Inc. Ser. 03-RZ1, Class A, IO, 5 3/4s,
                 2005                                                                               420,090
      3,745,983  Residential Asset Securities Corp. 144A
                 Ser. 04-N10B, Class A1, 5s, 2034                                                 3,745,983
      1,503,088  Rural Housing Trust Ser. 87-1, Class D,
                 6.33s, 2026                                                                      1,546,302
                 SAIL Net Interest Margin Notes 144A
      2,228,805  Ser. 03-10A, Class A, 7 1/2s, 2033
                 (Cayman Islands)                                                                 2,239,949
        720,403  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                   727,607
        319,245  Ser. 03-13A, Class A, 6 3/4s, 2033
                 (Cayman Islands)                                                                   320,841
        680,162  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman
                 Islands)                                                                           685,263
        287,649  Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman
                 Islands)                                                                           287,333
      1,386,945  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                         1,386,539
      1,137,557  Ser. 03-6A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                         1,137,557
      1,065,643  Ser. 03-7A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                         1,057,737
        270,342  Ser. 03-8A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           268,981
        798,184  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                           794,032
      1,177,576  Ser. 03-BC2A, Class A, 7 3/4s, 2033
                 (Cayman Islands)                                                                 1,174,154
      4,418,096  Ser. 04-10A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                         4,419,863
      3,485,255  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                 3,485,255
      3,677,509  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                         3,671,993
        120,000  Ser. 04-4A, Class B, 7 1/2s, 2034
                 (Cayman Islands)                                                                   110,628
        126,415  Ser. 04-5A, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                   126,229
        667,457  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                   666,529
        111,599  Ser. 04-7A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                   109,746
      2,163,418  Ser. 04-8A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                         2,163,418
      1,492,273  Ser. 04-8A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                 1,458,772
      2,035,067  Ser. 04-AA, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                 2,027,945
          2,271  Sasco Arc Net Interest Margin Notes 144A
                 Ser. 02-BC10, Class A, 7 3/4s, 2033                                                  2,251
                 Sasco Net Interest Margin Trust 144A
        514,765  Ser. 03-AM1, Class A, 7 3/4s, 2033                                                 512,256
      1,883,626  Ser. 03-BC1, Class B, zero %, 2033                                               1,601,082
        587,669  Saxon Net Interest Margin Trust 144A
                 Ser. 03-A, Class A, 6.656s, 2033                                                   587,669
                 Sharps SP I, LLC Net Interest Margin
                 Trust 144A
        775,618  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                774,687
        698,216  Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                701,078
        220,923  Ser. 03-TC1N, Class N, 7.45s, 2033                                                 220,923
        880,275  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                878,075
      2,070,000  South Coast Funding 144A FRB Ser. 3A,
                 Class A2, 3.46s, 2038                                                            2,095,875
                 Structured Asset Investment Loan Trust
      1,973,571  Ser. 03-BC13, Class A, IO, 6s, 2005                                                 47,020
        948,184  Ser. 03-BC1A, Class A, 7 3/4s, 2033                                                951,147
     30,917,515  Ser. 03-BC2, Class A, IO, 6s, 2005                                                 430,741
      2,638,673  Ser. 03-BC8, Class A, IO, 6s, 2005                                                  62,721
     89,439,646  Ser. 04-1, Class A, IO, 6s, 2005                                                 2,568,932
        638,562  Structured Asset Securities Corp. Ser.
                 98-RF3, Class A, IO, 6.1s, 2028                                                     78,224
      3,688,000  TIAA Real Estate CD0, Ltd. Ser. 03-1A,
                 Class E, 8s, 2038 (Cayman Islands)                                               3,553,218
      2,403,000  TIAA Real Estate CD0, Ltd. 144A Ser.
                 02-1A, Class IV, 6.84s, 2037                                                     2,267,075
     18,447,715  Washington Mutual Ser. 03-S1, Class A11,
                 IO, 5 1/2s, 2033                                                                   835,912
      1,650,751  Wells Fargo Home Equity Trust Ser. 04-1,
                 Class A, IO, 6s, 2005                                                               65,785
                 Wells Fargo Home Equity Trust 144A
      6,997,473  Ser. 04-2, Class N1, 4.45s, 2034                                                 6,997,058
      1,608,000  Ser. 04-2, Class N2, 8s, 2034                                                    1,527,600
                 Whole Auto Loan Trust 144A
      5,661,515  Ser. 03-1, Class D, 6s, 2010                                                     5,645,592
      3,251,000  Ser. 04-1, Class D, 5.6s, 2011                                                   3,237,285
                                                                                              -------------
                 Total Asset-backed securities  (cost $584,298,881)                            $574,341,585

Collateralized mortgage obligations (5.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,633,000  Banc of America Commercial Mortgage,
                 Inc. 144A Ser. 01-1, Class K, 6 1/8s,
                 2036                                                                            $1,955,003
                 Banc of America Large Loan 144A
      1,090,000  FRN Ser. 02-FL2A, Class L1, 5.34s, 2014                                          1,093,115
     12,040,857  Ser. 03-BBA2, Class X1A, IO, 0.81s, 2015                                            76,394
      3,000,000  Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A Ser. 04-ESA,
                 Class K, 4.6s, 2016                                                              2,999,989
    117,097,389  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, IO, 0.85s, 2017                                                     3,000,621
      3,948,000  Commercial Mortgage Pass-Through
                 Certificates 144A Ser. 01-FL4A, Class D,
                 2.95s, 2013                                                                      3,848,729
      3,310,500  Criimi Mae Commercial Mortgage Trust
                 Ser. 98-C1, Class A2, 7s, 2033                                                   3,521,544
     14,703,000  Criimi Mae Commercial Mortgage Trust
                 144A Ser. 98-C1, Class B, 7s, 2033                                              15,674,565
                 CS First Boston Mortgage Securities
                 Corp. 144A
      2,934,000  FRB Ser. 03-TF2A, Class L, 6.4s, 2014                                            2,917,376
      7,396,000  Ser. 98-C1, Class F, 6s, 2040                                                    5,405,431
      2,599,000  Ser. 02-CP5, Class M, 5 1/4s, 2035                                               1,860,603
    231,543,461  Deutsche Mortgage & Asset Receiving
                 Corp. Ser. 98-C1, Class X, IO, 1.076s,
                 2031                                                                             6,228,804
                 DLJ Commercial Mortgage Corp.
      2,235,111  Ser. 98-CF2, Class B4, 6.04s, 2031                                               2,179,504
      7,128,872  Ser. 98-CF2, Class B5, 5.95s, 2031                                               4,859,951
                 DLJ Mortgage Acceptance Corp. 144A
      1,974,000  Ser. 97-CF1, Class B2, 8.16s, 2030                                                 493,500
      1,948,000  Ser. 97-CF1, Class B1, 7.91s, 2030                                               2,131,670
GBP     984,468  European Loan Conduit 144A FRN Ser. 6A,
                 Class F, 7.148s, 2010 (United Kingdom)                                           1,916,153
                 Fannie Mae
       $466,017  FRN Ser. 93-80, Class S, 7.899s, 2023                                              465,616
        712,414  Ser. 98-51, Class SG, IO, 24.6s, 2022                                              338,020
      2,698,186  Ser. 02-36, Class SJ, 14.081s, 2029                                              2,866,923
        872,289  Ser. 96-40, Class SD, IO, 11.442s, 2022                                             50,157
          4,396  Ser. 92-15, Class L, IO, 10.376s, 2022                                              40,282
        994,185  Ser. 04-4, Class QM, 9.365s, 2033                                                  976,508
        202,617  Ser. 03-W6, Class PT1, 9.344s, 2042                                                228,042
      2,798,032  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                              2,997,059
        470,028  Ser. 02-T19, Class A3, 7 1/2s, 2042                                                503,315
        505,704  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                541,827
        651,120  Ser. 02-W6, Class 2A, 7 1/2s, 2042                                                 696,894
        697,210  Ser. 02-T12, Class A3, 7 1/2s, 2042                                                745,968
          7,665  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                   8,169
         30,083  Ser. 02-14, Class A2, 7 1/2s, 2042                                                  32,190
      2,870,003  Ser. 01-T10, Class A2, 7 1/2s, 2041                                              3,059,452
        841,897  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 899,714
         47,577  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                  50,782
     12,116,694  Ser. 01-T7, Class A1, 7 1/2s, 2041                                              12,920,218
      1,677,736  Ser. 01-T3, Class A1, 7 1/2s, 2040                                               1,790,250
      5,399,582  Ser. 01-T1, Class A1, 7 1/2s, 2040                                               5,771,887
      2,096,732  Ser. 99-T2, Class A1, 7 1/2s, 2039                                               2,242,071
      1,053,209  Ser. 00-T6, Class A1, 7 1/2s, 2030                                               1,123,053
     13,821,512  Ser. 01-T4, Class A1, 7 1/2s, 2028                                              14,834,637
         15,405  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                  16,484
      7,188,455  Ser. 03-58, Class ID, IO, 6s, 2033                                               1,360,190
      6,332,850  Ser. 03-22, Class IO, IO, 6s, 2033                                               1,214,973
      7,058,806  Ser. 03-26, Class IG, IO, 6s, 2033                                               1,077,864
      1,436,675  Ser. 328, Class 2, IO, 6s, 2032                                                    285,989
      5,511,023  Ser. 322, Class 2, IO, 6s, 2032                                                  1,097,041
      7,015,575  Ser. 318, Class 2, IO, 6s, 2032                                                  1,417,167
     13,550,805  Ser. 03-118, Class S, IO, 5.683s, 2033                                           1,715,024
     23,415,980  Ser. 03-118, Class SF, IO, 5.683s, 2033                                          2,926,997
      5,846,096  Ser. 02-36, Class QH, IO, 5.633s, 2029                                             214,380
        981,373  Ser. 346, Class 2, IO, 5 1/2s, 2033                                                209,155
     33,371,240  Ser. 338, Class 2, IO, 5 1/2s, 2033                                              7,023,603
     20,107,214  Ser. 329, Class 2, IO, 5 1/2s, 2033                                              4,247,649
        865,468  Ser. 331, Class 1, IO, 5 1/2s, 2032                                                163,898
     16,515,448  Ser. 03-45, Class PI, IO, 5 1/2s, 2029                                           1,548,323
      5,086,878  Ser. 03-30, Class PI, IO, 5 1/2s, 2029                                             446,679
      4,759,185  Ser. 03-86, Class IB, IO, 5 1/2s, 2028                                             282,577
        301,166  Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                               17,368
     19,647,782  Ser. 03-37, Class IC, IO, 5 1/2s, 2027                                           1,811,290
      6,424,033  Ser. 03-6, Class IB, IO, 5 1/2s, 2022                                              127,709
     51,194,986  Ser. 03-34, Class ES, IO, 4.583s, 2033                                           3,590,576
     21,520,401  Ser. 03-34, Class SG, IO, 4.583s, 2033                                           1,523,793
      2,495,412  Ser. 03-W10, Class 3, IO, 1.968s, 2043                                             124,771
     70,612,802  Ser. 03-W10, Class 1A, IO, 1.703s, 2043                                          1,652,340
     85,839,887  Ser. 03-W10, Class 3A, IO, 1.664s, 2043                                          2,068,741
     41,573,892  Ser. 03-W17, Class 12, IO, 1.158s, 2033                                          1,358,951
     39,533,554  Ser. 00-T6, IO, 0.752s, 2030                                                       710,369
    116,062,737  Ser. 02-T18, IO, 0.521s, 2042                                                    1,650,922
     58,188,856  Ser. 02-W8, Class 1, IO, 0.358s, 2042                                              512,062
        899,361  Ser. 99-51, Class N, PO, zero %, 2029                                              767,408
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
        294,793  Ser. 212, IO, 6s, 2031                                                              55,524
         91,385  Ser. T-58, Class 4A, 7 1/2s, 2043                                                   97,684
        123,522  Ser. T-41, Class 3A, 7 1/2s, 2032                                                  131,866
      1,189,499  Ser. T-42, Class A5, 7 1/2s, 2042                                                1,272,305
     35,172,186  Ser. T-57, Class 1AX, IO, 0.449s, 2043                                             383,691
     75,907,038  FFCA Secured Lending Corp. Ser. 00-1,
                 Class X, IO, 1.563s, 2020                                                        4,469,521
                 Freddie Mac
      1,882,760  FRB Ser. 1615, Class SB, 9.54s, 2008                                             1,977,486
      8,840,805  IFB Ser. 2763, Class SC, 20.24s, 2032                                           10,349,312
     20,275,385  Ser. 216, IO, 6s, 2032                                                           3,997,229
     10,684,436  Ser. 2515, Class IG, IO, 5 1/2s, 2032                                            2,804,531
      5,857,770  Ser. 2626, Class IK, IO, 5 1/2s, 2030                                            1,128,642
      5,463,961  Ser. 2590, Class IH, IO, 5 1/2s, 2028                                            1,024,493
      2,000,000  Ser. 2745, Class CI, IO, 5 1/2s, 2027                                              372,500
      2,661,572  Ser. 2833, Class IK, IO, 5 1/2s, 2023                                              383,433
      1,536,896  Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                               36,021
      2,000,000  Ser. 2762, Class UI, IO, 5s, 2029                                                  488,806
        300,112  Ser. 2852, Class WI, IO, 5s, 2019                                                   60,491
      4,014,878  Ser. 2852, Class VS, IO, 4.55s, 2034                                               200,648
        894,000  Ser. 2825, Class KO, zero %, 2034                                                  643,401
        364,047  Ser. 2820, Class OU, PO, zero %, 2034                                              285,777
        518,756  Ser. 2696, PO, zero %, 2033                                                        364,563
      1,120,147  Ser. 215, PO, zero %, 2031                                                       1,029,363
      2,348,428  Ser. 2235, PO, zero %, 2030                                                      1,985,157
        602,199  Ser. 2191, Class MO, PO, zero %, 2027                                              583,474
        851,295  Ser. 1208, Class F, PO, zero %, 2022                                               776,561
      1,471,000  G-Force CDO, Ltd. 144A Ser. 03-1A, Class
                 E, 6.58s, 2038 (Cayman Islands)                                                  1,478,585
                 GE Capital Commercial Mortgage Corp.
                 144A
      4,588,975  Ser. 00-1, Class G, 6.131s, 2033                                                 4,103,227
      2,837,147  Ser. 00-1, Class H, 6.131s, 2033                                                 2,029,280
      4,134,628  GMAC Commercial Mortgage Securities,
                 Inc. 144A Ser. 99-C3, Class G, 6.974s,
                 2036                                                                             3,298,565
                 Government National Mortgage Association
      1,036,635  Ser. 03-114, Class SP, 13.646s, 2027                                             1,109,199
        517,759  Ser. 97-13, Class PI, IO, 8s, 2027                                                  86,316
      9,308,853  Ser. 96-16, Class S, IO, 6.063s, 2010                                              735,981
      1,921,920  Ser. 01-43, Class SJ, IO, 5.19s, 2029                                               24,925
        900,412  Ser. 04-86, Class SW, IO, 4.34s, 2034                                               76,691
        113,671  Ser. 99-31, Class MP, PO, zero %, 2029                                             101,280
        783,110  Ser. 98-2, Class EA, PO, zero %, 2028                                              651,817
      1,843,461  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 5.65s, 2015                                               1,845,765
GBP   7,951,418  Hermione (European Loan Conduit No. 14)
                 144A FRB Class A, 5.348s, 2011 (Ireland)                                        15,348,290
     $1,960,723  LB Commercial Conduit Mortgage Trust
                 144A Ser. 99-C1, Class G, 6.41s, 2031                                            1,887,439
      4,196,208  Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A FRN Ser. 03-LLFA,
                 Class L, 6.15s, 2014                                                             4,140,110
                 Mach One Commercial Mortgage Trust 144A
      3,306,500  Ser. 04-1A, Class J, 5.45s, 2040                                                 2,754,470
      1,653,000  Ser. 04-1A, Class K, 5.45s, 2040                                                 1,347,195
        752,500  Ser. 04-1A, Class L, 5.45s, 2040                                                   546,474
     41,995,087  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 96-C2, Class JS, IO, 2.13s, 2028                                            2,137,533
     42,042,000  Merrill Lynch Mortgage Trust 144A Ser.
                 04-BPC1, Class XC, IO, 0.059s, 2041                                                807,995
      8,379,449  Mezz Cap Commercial Mortgage Trust 144A
                 Ser. 04-C1, Class X, IO, 6.18s, 2037                                             3,743,257
                 Morgan Stanley Capital I 144A
        275,000  Ser. 96-C1, Class E, 7.472s, 2028                                                  285,306
     13,869,752  Ser. 04-RR, Class F7, 6s, 2039                                                  10,160,843
     30,602,672  Mortgage Capital Funding, Inc. Ser.
                 97-MC2, Class X, IO, 1.285s, 2012                                                  794,080
      2,378,284  Mortgage Capital Funding, Inc. FRB Ser.
                 98-MC2, Class E, 7.15s, 2030                                                     2,629,997
     21,836,752  Salomon Brothers Mortgage Securities VII
                 144A Ser. 03-CDCA, Class X3CD, IO,
                 0.994s, 2015                                                                       199,020
                 Starwood Asset Receivables Trust 144A
                 FRB
      2,468,178  Ser. 03-1A, Class F, 3.52s, 2022                                                 2,471,387
      3,131,502  Ser. 03-1A, Class E, 3.47s, 2022                                                 3,135,573
                 STRIPS 144A
      1,339,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                         1,110,834
      1,590,000  Ser. 03-1A, Class N, 5s, 2018 (Cayman
                 Islands)                                                                         1,188,843
      1,438,000  Ser. 04-1A, Class M, 5s, 2018 (Cayman
                 Islands)                                                                         1,205,332
      1,371,000  Ser. 04-1A, Class N, 5s, 2018 (Cayman
                 Islands)                                                                         1,042,371
EUR   2,846,000  Titan Europe PLC 144A FRN Ser. 04-2A,
                 Class D, 3.08s, 2014 (Ireland)                                                   3,867,999
     $1,550,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                             1,639,044
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $297,464,921)                $267,397,781

Senior loans (2.7%) (a)(c)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Basic Materials (0.1%)
-----------------------------------------------------------------------------------------------------------
     $1,128,750  Buckeye Technologies, Inc. bank term
                 loan FRN 4.743s, 2010                                                           $1,143,800
        403,734  Graphics Packaging bank term loan FRN
                 Ser. Ser. C, 4.509s, 2010                                                          410,496
        868,438  Hercules, Inc. bank term loan FRN Ser.
                 B, 3.952s, 2010                                                                    872,345
        455,000  Huntsman bank term loan FRN Ser. B,
                 5.94s, 2010                                                                        462,583
        915,592  Nalco Co. bank term loan FRN Ser. B,
                 4.326s, 2010                                                                       927,896
      1,191,960  SGL Carbon, LLC bank term loan FRN
                 4.95s, 2009                                                                      1,197,920
        990,000  St. Mary's Cement Corp. bank term loan
                 FRN Ser. B, 3.975s, 2009                                                           999,900
                                                                                              -------------
                                                                                                  6,014,940
Capital Goods (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,377,250  AGCO Corp. bank term loan FRN 4.484s,
                 2008                                                                             1,399,630
      1,059,095  Allied Waste Industries, Inc. bank term
                 loan FRN 5.125s, 2010                                                            1,074,210
        180,321  Allied Waste Industries, Inc. bank term
                 loan FRN Ser. C, 1.84s, 2010                                                       182,406
      1,462,954  Amsted Industries bank term loan FRN
                 4.884s, 2010                                                                     1,483,070
        850,141  Berry Plastics Corp. bank term loan FRN
                 4.22s, 2010                                                                        860,413
      2,200,000  Decrane Aircraft Holdings Co. bank term
                 loan FRN 12s, 2008                                                               2,200,000
      1,019,666  EaglePicher bank term loan FRN Ser. B,
                 5.46s, 2009                                                                      1,024,765
        602,285  Flowserve Corp. bank term loan FRN Ser.
                 C, 5.033s, 2009                                                                    611,319
        790,000  IESI Corp. bank term loan FRN 5.079s,
                 2010                                                                               794,938
        810,634  Invensys, PLC bank term loan FRN Ser.
                 B-1, 5.477s, 2009 (United Kingdom)                                                 821,781
        968,578  Mueller Group bank term loan FRN 5.099s,
                 2011                                                                               977,053
        404,959  Owens-Illinois, Inc. bank term loan FRN
                 Ser. B, 5.17s, 2008                                                                412,468
      1,017,313  Solo Cup Co. bank term loan FRN 4.876s,
                 2011                                                                             1,035,115
        876,923  Standard Aero bank term loan FRN Ser. B,
                 4.955s, 2012                                                                       888,433
                                                                                              -------------
                                                                                                 13,765,601
Communication Services (0.2%)
-----------------------------------------------------------------------------------------------------------
      3,228,333  Consolidated Communications bank term
                 loan FRN Ser. C, 4.645s, 2012                                                    3,276,758
      3,696,000  Nextel Communications, Inc. bank term
                 loan FRN Ser. E, 4.688s, 2010                                                    3,698,081
        565,708  PanAmSat Corp. bank term loan FRN Ser.
                 B, 5.16s, 2011                                                                     568,478
      1,381,250  Qwest Communications International, Inc.
                 bank term loan FRN Ser. A, 7.39s, 2007                                           1,439,090
                                                                                              -------------
                                                                                                  8,982,407
Consumer Cyclicals (0.6%)
-----------------------------------------------------------------------------------------------------------
      3,300,000  Advertising Direct bank term loan FRN
                 4.4s, 2011                                                                       3,324,750
      3,300,000  Boise Cascade Corp. bank term loan FRN
                 Ser. C, 4.469s, 2011                                                             3,304,125
      1,069,509  Coinmach Corp. bank term loan FRN Ser.
                 B, 5.362s, 2009                                                                  1,080,204
         93,674  Corrections Corporation of America bank
                 term loan FRN Ser. D, 4.42s, 2008                                                   95,079
      1,308,203  Dex Media West, LLC bank term loan FRN
                 Ser. B, 4.177s, 2010                                                             1,320,195
      2,545,000  Federal Mogul Corp. bank term loan FRN
                 Ser. A, 4.65s, 2005                                                              2,401,208
      5,650,000  Federal Mogul Corp. bank term loan FRN
                 Ser. B, 4.9s, 2005                                                               5,349,138
        820,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 7.03s, 2006                                                          830,250
        375,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 4.6s, 2007                                                           378,516
      1,213,729  Hayes Lemmerz International, Inc. bank
                 term loan FRN 6.044s, 2009                                                       1,230,924
      1,300,000  Jostens bank term loan FRN Ser. C,
                 4.27s, 2010                                                                      1,308,358
        977,778  Lamar Media bank term loan FRN Ser. D,
                 4.063s, 2010                                                                       986,333
        250,000  Landsource bank term loan FRN Ser. B,
                 4.938s, 2010                                                                       253,438
      1,159,920  PETCO Animal Supplies, Inc. bank term
                 loan FRN Ser. D, 4.69s, 2009                                                     1,172,244
        763,047  PRIMEDIA, Inc. bank term loan FRN Ser.
                 B, 5.063s, 2009                                                                    744,925
        861,119  RH Donnelley Finance Corp. bank term
                 loan FRN Ser. B, 4.187s, 2011                                                      869,102
        688,214  Sealy Mattress Co. bank term loan FRN
                 Ser. C, 4.535s, 2012                                                               697,390
        203,230  Tenneco Automotive, Inc. bank term loan
                 FRN 5.412s, 2010                                                                   206,702
         92,378  Tenneco Automotive, Inc. bank term loan
                 FRN 4.99s, 2010                                                                     93,956
      3,300,000  TRW Automotive bank term loan FRN Ser.
                 B, 3.52s, 2010                                                                   3,304,125
        812,872  TRW Automotive bank term loan FRN Ser.
                 D-1, 4 1/8s, 2011                                                                  818,156
      1,000,000  TRW Automotive, Inc. bank term loan FRN
                 Ser. E, 3 7/8s, 2010                                                             1,004,063
      1,127,500  WRC Media Corp. bank term loan FRN
                 6.761s, 2009                                                                     1,119,044
                                                                                              -------------
                                                                                                 31,892,225
Consumer Staples (0.8%)
-----------------------------------------------------------------------------------------------------------
        244,050  Affinity Group Holdings bank term loan
                 FRN Ser. B1, 5.368s, 2009                                                          246,287
        610,124  Affinity Group Holdings bank term loan
                 FRN Ser. B2, 4.975s, 2009                                                          615,717
        799,041  AMF Bowling Worldwide bank term loan FRN
                 Ser. B, 5.485s, 2009                                                               806,033
      6,280,000  Century Cable Holdings bank term loan
                 FRN 7 1/4s, 2009                                                                 6,235,142
      4,931,800  Charter Communications Holdings,
                 LLC/Capital Corp. bank term loan FRN
                 Ser. B, 5.38s, 2011                                                              4,934,369
      1,000,000  Constellation Brands, Inc. bank term
                 loan FRN Ser. B, 3.77s, 2011                                                     1,013,250
      1,271,944  Del Monte Foods Co. bank term loan FRN
                 Ser. B, 4.38s, 2010                                                              1,291,023
      1,053,046  DirecTV bank term loan FRN Ser. B-2,
                 4.4s, 2010                                                                       1,064,629
        237,258  Dole Food Co. bank term loan FRN Ser. D,
                 4.759s, 2009                                                                       241,040
        820,000  Dole Holding Co. bank term loan FRN 7s,
                 2010                                                                               838,450
        150,000  Frontier Vision bank term loan FRN Ser.
                 B, 6.525s, 2006                                                                    150,141
      1,673,100  Insight Midwest LP/Insight Capital, Inc.
                 bank term loan FRN 5.188s, 2009                                                  1,697,731
        889,392  Itron, Inc. bank term loan FRN 4 1/4s,
                 2010                                                                               896,803
      2,992,500  Jean Coutu Group, Inc. bank term loan
                 FRN Ser. B, 4.438s, 2011                                                         3,035,688
        997,500  Loews Cineplex bank term loan FRN Ser.
                 B, 4.43s, 2011                                                                   1,009,969
      1,226,925  MGM Studios bank term loan FRN Ser. B,
                 4.48s, 2011                                                                      1,229,379
      3,835,000  Olympus Cable bank term loan FRN Ser. B,
                 7s, 2010                                                                         3,806,836
      1,736,875  Pinnacle Foods Holding Corp. bank term
                 loan FRN 4.76s, 2010                                                             1,733,257
      1,295,469  Rayovac Corp. bank term loan FRN Ser. C,
                 4.767s, 2009                                                                     1,313,822
      1,167,068  Roundy's bank term loan FRN Ser. B,
                 4.264s, 2009                                                                     1,178,738
        675,687  Six Flags, Inc. bank term loan FRN Ser.
                 B, 4.84s, 2009                                                                     684,766
        388,085  Sun Media bank term loan FRN Ser. B,
                 4.144s, 2009                                                                       390,390
      4,600,000  Universal City Development bank term
                 loan FRN Ser. B, 4.41s, 2011                                                     4,669,000
        992,500  Warner Music Group bank term loan FRN
                 Ser. B, 5.209s, 2011                                                             1,004,906
                                                                                              -------------
                                                                                                 40,087,366
Energy (0.1%)
-----------------------------------------------------------------------------------------------------------
        448,750  Belden and Blake bank term loan FRN
                 5.057s, 2011                                                                       450,433
      1,230,000  Dresser, Inc. bank term loan FRN 5.84s,
                 2010                                                                             1,248,450
        464,223  Dresser, Inc. bank term loan FRN Ser. C,
                 4.15s, 2009                                                                        469,010
      1,874,536  Trico Marine Services, Inc. bank term
                 loan FRN 10.39s, 2009                                                            1,799,555
                                                                                              -------------
                                                                                                  3,967,448
Financial (0.2%)
-----------------------------------------------------------------------------------------------------------
      7,650,000  General Growth Propery bank term loan
                 FRN Ser. B, 4.53s, 2008                                                          7,669,125

Health Care (0.2%)
-----------------------------------------------------------------------------------------------------------
        987,500  Beverly Enterprises, Inc. bank term loan
                 FRN 4.51s, 2008                                                                  1,001,078
      3,810,450  Community Health Systems, Inc. bank term
                 loan FRN Ser. B, 4.15s, 2011                                                     3,838,434
      1,572,120  Concentra bank term loan FRN 5.044s,
                 2009                                                                             1,584,566
        494,584  DaVita, Inc. bank term loan FRN Ser. B,
                 4.182s, 2009                                                                       495,113
        815,900  Fisher Scientific International, Inc.
                 bank term loan FRN Ser. B, 3.681s, 2011                                            821,509
        790,000  Hanger Orthopedic Group, Inc. bank term
                 loan FRN 5.475s, 2009                                                              796,913
        869,000  Kinetic Concepts, Inc. bank term loan
                 FRN Ser. B, 3.73s, 2011                                                            874,069
      1,049,219  Medex, Inc. bank term loan FRN Ser. B,
                 5.415s, 2009                                                                     1,060,585
      1,454,938  Triad Hospitals, Inc. bank term loan FRN
                 Ser. B, 4.46s, 2008                                                              1,472,943
        375,287  VWR International, Inc. bank term loan
                 FRN Ser. B, 4.58s, 2011                                                            381,385
                                                                                              -------------
                                                                                                 12,326,595
Technology (--%)
-----------------------------------------------------------------------------------------------------------
        995,000  Iron Mountain, Inc. bank term loan FRN
                 Ser. C, 4.188s, 2011                                                             1,000,224

Transportation (--%)
-----------------------------------------------------------------------------------------------------------
        898,333  Pacer International, Inc. bank term loan
                 FRN 4.406s, 2010                                                                   909,562

Utilities & Power (0.2%)
-----------------------------------------------------------------------------------------------------------
        815,900  Dynegy Holdings, Inc. bank term loan FRN
                 Ser. B, 6.31s, 2010                                                                827,629
      6,180,000  El Paso Corp. bank term loan FRN Ser. B,
                 5.188s, 2009                                                                     6,228,068
      1,725,000  El Paso Corp. bank term loan FRN Ser. C,
                 5.165s, 2009                                                                     1,736,050
        437,500  NRG bank term loan FRN 3.895s, 2011                                                438,958
        562,500  NRG bank term loan FRN Ser. B, 3.895s,
                 2011                                                                               564,141
        820,000  Unisource Energy bank term loan FRN Ser.
                 B, 5.652s, 2011                                                                    810,775
      1,829,774  Williams Products bank term loan FRN
                 Ser. C, 4.994s, 2007                                                             1,854,170
                                                                                              -------------
                                                                                                 12,459,791
                                                                                              -------------
                 Total Senior loans  (cost $137,346,571)                                       $139,075,284

Brady bonds (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $12,710,000  Argentina (Republic of) govt. guaranty
                 FRB Ser. L-GL, 3 1/2s, 2023                                                     $7,117,600
      5,452,985  Brazil (Federal Republic of) FRB Ser.
                 RG, 3 1/8s, 2012                                                                 5,201,057
      5,645,000  Peru (Republic of) coll. FLIRB Ser.
                 20YR, 4 1/2s, 2017                                                               5,249,850
      5,099,600  Peru (Republic of) FRB Ser. 20 YR, 5s,
                 2017                                                                             4,876,747
                                                                                              -------------
                 Total Brady bonds  (cost $19,638,792)                                          $22,445,254

Convertible bonds and notes (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $5,000,000  Hexcel Corp. cv. notes 7s, 2011                                                 $4,606,250
      1,950,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                         2,425,313
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $5,478,105)                            $7,031,563

Short-term investments (13.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $49,088,000  Atlantic Asset Securitzation Corp.
                 2.35s, January 12, 2005                                                        $49,052,752
     50,000,000  Danske Corp. 2.33s, January 14, 2005
                 (Denmark)                                                                       49,957,931
     25,000,000  Dexia Delaware, LLC 2.33s, January 19,
                 2005 (Belgium)                                                                  24,970,875
     29,000,000  Federal Home Loan Bank 2.26s, January
                 12, 2005                                                                        28,979,969
      6,186,000  Interest in $700,000,000 joint tri-party
                 repurchase agreement dated December 31,
                 2004 with Goldman Sachs & Co. due
                 January 3, 2005 with respect to various
                 U.S. Government obligations -- maturity
                 value of $6,187,180 for an effective
                 yield of 2.29% (collateralized by Fannie
                 Mae with yields ranging from 5.00% to
                 7.00% and due dates ranging from January
                 1, 2009 to November 1, 2034, valued at
                 $714,000,000)                                                                    6,186,000
     50,000,000  Park Granada, LLC 2.38s, January 19,
                 2005                                                                            49,940,500
     20,000,000  Preferred Receivables Funding Corp.
                 2.31s, January 11, 2005                                                         19,987,167
     33,168,000  Preferred Receivables Funding Corp.
                 2.27s, January 13, 2005                                                         33,142,903
    353,048,494  Putnam Prime Money Market Fund (e)                                             353,048,493
     25,000,000  Sheffield Receivables Corp. 2.18s,
                 January 13, 2005                                                                24,980,417
     20,339,838  Short-term investments held as collateral
                 for loaned securities with yields
                 ranging from 2.15% to 2.50% and due dates
                 ranging from January 3, 2005 to
                 February 2, 2005 (d)                                                            20,321,640
     10,425,000  U.S. Treasury Bills zero %, March 31,
                 2005 (SEG)                                                                      10,369,459
     38,995,000  Westpac Capital Corp. 2.35s, January 19,
                 2005 (Australia)                                                                38,949,181
                                                                                              -------------
                 Total Short-term investments  (cost $709,887,287)                             $709,887,287
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $5,983,354,772) (b)                                 $6,186,298,510
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at December 31, 2004 (Unaudited) (aggregate face value $778,887,207)
                                                           Unrealized
                                   Aggregate  Delivery   appreciation/
                          Value   face value      date  (depreciation)
---------------------------------------------------------------------
Australian Dollar  $151,611,353 $150,682,748   4/20/05       $928,605
British Pound       204,408,554  202,930,221   3/16/05      1,478,333
Canadian Dollar         671,536      677,465   4/20/05         (5,929)
Danish Krone          7,132,832    6,975,054   3/16/05        157,778
Euro                115,278,136  113,964,504   3/16/05      1,313,632
Japanese Yen        198,717,616  198,887,739   5/18/05       (170,123)
New Zealand Dollar    2,564,589    2,551,669   4/20/05         12,920
Polish Zloty          4,483,590    4,306,688   3/16/05        176,902
Swedish Krona        19,774,053   19,609,202   3/16/05        164,851
Swiss Franc          65,064,507   65,089,996   3/16/05        (25,489)
Taiwan Dollar        13,433,249   13,211,921   5/18/05        221,328
---------------------------------------------------------------------
                                                           $4,252,808
---------------------------------------------------------------------

Forward currency contracts to sell at December 31, 2004 (Unaudited) (aggregate face value $876,832,833)
                                                           Unrealized
                                   Aggregate  Delivery   appreciation/
                          Value   face value      date  (depreciation)
---------------------------------------------------------------------
Australian Dollar   $46,863,909  $45,781,317   4/20/05    $(1,082,592)
British Pound        59,098,815   58,760,133   3/16/05       (338,682)
Canadian Dollar     154,494,650  155,178,581   4/20/05        683,931
Euro                354,757,757  348,898,592   3/16/05     (5,859,165)
Japanese Yen          6,463,017    6,412,463   5/18/05        (50,554)
Norwegian Krone      76,159,267   75,199,841   3/16/05       (959,426)
Swedish Krona        84,495,793   83,335,669   3/16/05     (1,160,124)
Swiss Franc         103,365,327  103,266,237   3/16/05        (99,090)
---------------------------------------------------------------------
                                                          $(8,865,702)
---------------------------------------------------------------------

Futures contracts outstanding at December 31, 2004 (Unaudited)
                                                               Unrealized
                                     Aggregate  Expiration   appreciation/
                            Value   face value        date  (depreciation)
-------------------------------------------------------------------------
Euro 90 day (Long)    $12,028,125  $11,772,088      Jun-06       $256,037
Euro 90 day (Long)     12,040,625   11,783,338      Mar-06        257,287
Euro 90 day (Long)     12,055,000   11,789,588      Dec-05        265,412
Euro 90 day (Long)     12,076,250   11,806,463      Sep-05        269,787
Euro 90 day (Long)     16,944,375   16,544,798      Jun-05        399,577
Euro 90 day (Short)    31,555,875   31,579,763      Mar-05         23,888
Euro-Bobl 5 yr
(Long)                 79,176,277   79,346,337      Mar-05       (170,060)
Euro-Bund 10 yr
(Long)                189,220,244  188,633,749      Mar-05        586,495
Interest Rate Swap
10 yr (Long)           17,314,156   17,418,570      Mar-05       (104,414)
Japanese Government
Bond-Mini 10 yr (Long) 38,765,310   38,718,807      Mar-05         46,503
Japanese Government
Bond-TSE 10 yr (Long)  85,082,284   84,993,272      Mar-05         89,012
U.S. Treasury Bond
20 yr (Long)           31,387,500   31,437,556      Mar-05        (50,056)
U.S. Treasury Bond
20 yr (Short)         399,375,000  400,159,859      Mar-05        784,859
U.S. Treasury Note
10 yr (Long)          401,631,751  400,855,661      Mar-05        776,090
U.S. Treasury Note
10 yr (Short)          57,535,875   57,465,139      Mar-05        (70,736)
U.S. Treasury Note
5 yr (Short)          521,040,157  520,096,720      Mar-05       (943,437)
-------------------------------------------------------------------------
                                                               $2,416,244
-------------------------------------------------------------------------

TBA sale commitments outstanding at December 31, 2004 (Unaudited)
(proceeds receivable $492,698,853)

                      Principal       Settlement
Agency                   amount             date                    Value
-------------------------------------------------------------------------
FNMA, 6 1/2s,
January 1, 2035    $116,700,000          1/13/05             $122,352,656
FNMA, 5 1/2s,
January 1, 2035      12,350,000          1/13/05               12,535,250
FNMA, 5s,
January 1, 2020     351,460,000          1/19/05              357,006,461
-------------------------------------------------------------------------
                                                             $491,894,367
-------------------------------------------------------------------------

Interest rate swap contracts outstanding at December 31, 2004 (Unaudited)

                                                                  Unrealized
                                          Notional Termination  appreciation/
                                            amount        date (depreciation)
----------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated January 22, 2004 to
pay semi-annually the notional
amount multiplied by 1.97375%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR.            $132,900,000     1/26/06      $948,408

Agreement with Bank of America,
N.A. dated December 2,  2003 to
pay semi-annually the notional
amount multiplied by 2.444% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                        44,236,000     12/5/05       242,532

Agreement with Bank of America,
N.A. dated January 22, 2004 to
pay semi-annually the notional
amount multiplied by 4.35% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                        42,000,000     1/27/14       (34,722)

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to pay
semi-annually the notional
amount multiplied by 4.945% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                        42,918,600      7/9/14    (2,026,124)

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to receive
semi-annually the notional
amount multiplied by 2.931% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                        37,886,000      7/9/06       161,843

Agreement with Deutsche Bank AG
dated July 31, 2002 to pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.7756%.           21,693,259      8/2/22     2,262,167

Agreement with Deutsche Bank AG
dated July 31, 2002 to receive
semi-annually the notional
amount multiplied by the three
month USD-LIBOR-BBA and pay
quarterly the notional amount
multiplied by 5.86%.                    24,344,349      8/2/32    (2,860,352)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
July 30, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.845%.            43,565,000      8/1/22     4,921,020

Agreement with Goldman Sachs
Capital Markets, L.P. dated
July 30, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 5.919%.            48,888,992      8/1/32    (6,209,806)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
August 8, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.601%.            21,693,259     8/12/22     1,777,601

Agreement with Goldman Sachs
Capital Markets, L.P. dated
August 8, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 5.689%.            24,344,349     8/12/32    (2,211,544)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.955% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                   132,900,000     1/26/06       975,684

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional
amount multiplied by 4.641% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    68,727,000    12/15/13       641,580

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.3375%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR-BBA           42,000,000     1/26/14         5,527

Agreement with Lehman Brothers
Special Financing, Inc. dated
July 19, 2002 to receive
semi-annually the notional
amount multiplied by 5.114% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA adjusted by
a specified spread.                     35,000,000     7/23/12     2,324,228

Agreement with Lehman Brothers
Special Financing, Inc. dated
July 31, 2002 to receive
semi-annually the notional
amount multiplied by 5.7756%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    21,693,259      8/2/22     2,278,181

Agreement with Lehman Brothers
Special Financing, Inc. dated
July 31, 2002 to pay
semi-annually the notional
amount multiplied by 5.152% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    21,082,941      8/2/12    (1,437,909)

Agreement with Merrill Lynch
Capital Services, Inc. dated
September 27, 2002 to receive
semi-annually the notional
amount multiplied by the six
month JPY-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 0.399%.   JPY  16,727,000,000     10/1/07      (615,247)

Agreement with Merrill Lynch
Capital Services, Inc. dated
July 30, 2002 to pay quarterly
the notional amount multiplied
by the three month LIBOR-BBA
and receive semi-annually the
notional amount multiplied by
5.845%.                                $43,565,000      8/1/22     4,990,876

Agreement with Merrill Lynch
Capital Services, Inc. dated
July 30, 2002 to receive
quarterly the notional amount
multiplied by the three month
LIBOR-BBA and pay semi-annually
the notional amount multiplied
by 5.204%.                              42,339,343      8/1/12    (2,983,594)

Agreement with Merrill Lynch
Capital Services, Inc. dated
October 27, 2000 to receive
semi-annually the notional
amount multiplied by 6.74% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                        33,300,000    10/31/05     1,285,174

Agreement with Merrill Lynch
Capital Services, Inc. dated
August 8, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.601%.            21,693,259     8/12/22     1,811,815

Agreement with Merrill Lynch
Capital Services, Inc. dated
August 8, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 4.94%.             21,082,941     8/13/12    (1,099,107)

Agreement with Morgan Stanley
Capital Services, Inc. dated
May 15, 2002 to receive
semi-annually the notional
amount multiplied by 5.7775%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    15,000,000     5/17/12     1,421,426

Agreement with Morgan Stanley
Capital Services, Inc. dated
September 28, 2000 to pay
semi-annually the notional
amount multiplied by 6.94% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     2,000,000     10/2/10      (311,327)
----------------------------------------------------------------------------
                                                                  $6,258,330
----------------------------------------------------------------------------

Total return swap contracts outstanding at December 31, 2004 (Unaudited)

                                          Notional Termination    Unrealized
                                            amount        date  appreciation
----------------------------------------------------------------------------
Agreement with Lehman Brothers
Special Financing, Inc. dated
October 9, 2003 to receive
(pay) semi-annually the
notional amount multiplied by
the total rate of return of the
Lehman Brothers U.S. High Yield
Index and pay semi-annually the
notional amount multiplied by
the six month USD-LIBOR
adjusted by a specified
spread.                                $11,339,780      5/1/06      $277,103
----------------------------------------------------------------------------

Credit default contracts outstanding at December 31, 2004 (Unaudited)

                                                                  Unrealized
                                                      Notional  appreciation/
                                                        amount (depreciation)
----------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.35% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS
securities.                                          $8,516,444     $112,197

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.55625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                           8,516,444       27,318

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.4625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                           4,258,222       67,562

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.433%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                           3,193,667       56,280

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.475%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                           2,129,110       18,728

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.5% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS
securities.                                           1,064,556       41,580

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.6% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS
securities.                                           1,064,556      (30,211)
----------------------------------------------------------------------------
                                                                    $293,454
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $5,224,394,946.

  (b) The aggregate identified cost on a tax basis is $5,987,267,850, resulting in gross unrealized appreciation and depreciation of $305,723,225 and $106,692,565, respectively, or net unrealized appreciation of $199,030,660.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at December 31, 2004. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2004.

  (F) Security is valued at fair value following procedures approved by the Trustees.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at December 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At December 31, 2004, the value of securities loaned amounted to $19,813,456. The fund received cash collateral of $20,321,640 which is pooled with collateral of other Putnam funds into 25 issuers of high grade short-term investments.

  (e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,805,296 for the period ended December 31, 2004.

  (g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

  (h) The notes are primarily secured by shares of PSF Group Holdings, Inc. class A common stock valued at approximately $14.7 million.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at December 31, 2004.

      The rates shown on Inverse Floating Rate Bonds (IFB), which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at December 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of asses and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005